UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06322

Exact name of registrant as specified in charter:	Delaware Pooled® Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Focus Fixed Income Portfolio

July 31, 2009

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Security – 0.09%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$21,587	$16,635
Total Agency Asset-Backed Security (cost $21,378)		16,635

Agency Collateralized Mortgage Obligations – 3.91%
•Fannie Mae ACES Series 2006-M2 A2F 5.259% 5/25/20	230,000	242,477
Fannie Mae REMIC
Series 2002-90 A1 6.50% 6/25/42	2,667	2,883
Series 2005-110 MB 5.50% 9/25/35	112,209	116,248
Freddie Mac REMIC
Series 3123 HT 5.00% 3/15/26	95,000	97,956
Series 3173 PE 6.00% 4/15/35	90,000	95,965
Series 3416 GK 4.00% 7/15/22	58,919	60,312
GNMA
Series 2002-28 B 5.779% 7/16/24	19,284	19,844
•Series 2003-78 B 5.11% 10/16/27	85,000	89,479
Total Agency Collateralized Mortgage Obligations (cost $687,435)		725,164

Agency Mortgage-Backed Securities – 13.83%
Fannie Mae Relocation 30 yr 5.00% 2/1/36	154,227	156,825
Fannie Mae S.F. 15 yr
4.50% 8/1/19	10,219	10,649
4.50% 6/1/23	311,001	319,717
5.00% 1/1/20	11,787	12,345
5.00% 6/1/20	2,546	2,666
5.00% 2/1/21	6,928	7,232
5.50% 4/1/23	316,925	332,347
Fannie Mae S.F. 30 yr
5.00% 5/1/34	14,573	14,969
5.00% 1/1/35	20,812	21,377
5.00% 5/1/35	39,763	40,812
5.00% 6/1/35	68,663	70,474
5.00% 4/1/36	55,396	56,779
5.00% 12/1/36	282,551	290,003
5.00% 12/1/37	43,738	44,810
5.00% 2/1/38	32,662	33,460
6.00% 10/1/35	24,964	26,272
Fannie Mae S.F. 30 yr TBA 4.50% 8/1/39	500,000	502,968
Freddie Mac S.F. 15 yr 5.00% 12/1/22	248,894	259,422
Freddie Mac S.F. 30 yr
5.00% 3/1/34	42,633	43,804
5.00% 2/1/36	19,347	19,857
Freddie Mac S.F. 30 yr TBA 4.00% 8/1/39	305,000	298,519
Total Agency Mortgage-Backed Securities (cost $2,478,885)		2,565,307

Agency Obligation – 2.01%
Federal Home Loan Bank 5.00% 11/17/17	345,000	372,860
Total Agency Obligation (cost $375,344)		372,860

Commercial Mortgage-Backed Securities – 7.12%
#American Tower Trust Series 2007-1A D 144A 5.957% 4/15/37	25,000	22,500
•Bank of America Commercial Mortgage Securities
Series 2005-6 A4 5.351% 9/10/47	105,000	102,320
Series 2005-6 AM 5.351% 9/10/47	50,000	33,700
Series 2007-3 A4 5.837% 6/10/49	20,000	15,159
Series 2007-4 AM 6.002% 2/10/51	55,000	33,379

Bear Stearns Commercial Mortgage Securities
•Series 2005-PW10 A4 5.405% 12/11/40	25,000	24,740
•Series 2006-PW12 A4 5.903% 9/11/38	65,000	61,750
Series 2006-PW14 A4 5.201% 12/11/38	45,000	41,474
Series 2007-PW15 A4 5.331% 2/11/44	60,000	51,333
w•Commercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/16/34	21,072	21,745
Series 2005-C6 A5A 5.116% 6/10/44	75,000	71,731
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	30,000	29,927
#Crown Castle Towers 144A
•Series 2005-1A AFL 0.668% 6/15/35	110,000	106,701
Series 2005-1A C 5.074% 6/15/35	25,000	24,750
Series 2006-1A B 5.362% 11/15/36	55,000	53,900
•DLJ Commercial Mortgage Series 1999-CG3 A3 7.73% 10/10/32	40,000	39,969
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	30,000	28,611
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	95,000	99,169
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	37,216	37,172
•Series 2004-GG2 A6 5.396% 8/10/38	45,000	41,705
Series 2005-GG4 A4 4.761% 7/10/39	50,000	43,350
Series 2005-GG4 A4A 4.751% 7/10/39	25,000	23,830
•Series 2006-GG6 A4 5.553% 4/10/38	45,000	38,944
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	75,000	76,646
•Series 2005-LDP3 A4A 4.936% 8/15/42	25,000	23,364
•Series 2005-LDP5 A4 5.344% 12/15/44	55,000	53,572
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	2,563	2,584
Series 2002-C1 A4 6.462% 3/15/31	45,000	47,685
•Morgan Stanley Capital I Series 2007-T27 A4 5.803% 6/11/42	80,000	69,336
Total Commercial Mortgage-Backed Securities (cost $1,315,285)		1,321,046

Corporate Bonds – 37.20%
Banking – 8.36%
Bank of America
4.90% 5/1/13	50,000	50,317
5.125% 11/15/14	23,000	22,161
5.30% 3/15/17	45,000	41,045
5.75% 12/1/17	25,000	24,041
#Barclays Bank 144A
*2.70% 3/5/12	105,000	106,500
6.05% 12/4/17	130,000	121,571
BB&T
4.90% 6/30/17	40,000	36,681
6.85% 4/30/19	25,000	26,786
BB&T Capital Trust I 5.85% 8/18/35	45,000	35,655
Capital One Financial 7.375% 5/23/14	115,000	124,799
Citigroup
4.625% 8/3/10	100,000	100,547
6.50% 8/19/13	70,000	71,392
8.125% 7/15/39	30,000	30,304
Credit Suisse New York 5.50% 5/1/14	115,000	122,436
JPMorgan Chase 6.30% 4/23/19	100,000	108,837
JPMorgan Chase Capital XXV 6.80% 10/1/37	66,000	60,513
PNC Funding 5.625% 2/1/17	138,000	139,233
•#Rabobank Nederland 144A 11.00% 12/29/49	80,000	93,447
U.S. Bank North America 4.80% 4/15/15	80,000	80,385
•USB Capital IX 6.189% 4/15/49	53,000	37,908
•Wells Fargo Capital XIII 7.70% 12/29/49	133,000	115,798
		1,550,356

Basic Industry – 1.56%
ArcelorMittal
6.125% 6/1/18	88,000	85,137
9.85% 6/1/19	25,000	28,978
Dow Chemical 8.55% 5/15/19	90,000	98,905
Lubrizol 8.875% 2/1/19	43,000	52,634
Reliance Steel & Aluminum 6.85% 11/15/36	41,000	24,555
		290,209
Brokerage – 2.28%
Goldman Sachs Group
5.25% 10/15/13	20,000	20,956
5.95% 1/18/18	43,000	45,381
6.25% 9/1/17	13,000	13,944
6.75% 10/1/37	40,000	40,476
Jefferies Group
6.25% 1/15/36	10,000	7,131
6.45% 6/8/27	49,000	36,959
8.50% 7/15/19	10,000	10,149
Lazard Group
6.85% 6/15/17	37,000	35,981
7.125% 5/15/15	7,000	6,995
Morgan Stanley 6.00% 4/28/15	198,000	205,228
		423,200
Capital Goods – 1.99%
Allied Waste North America
6.875% 6/1/17	5,000	5,133
7.125% 5/15/16	40,000	41,355
#BAE Systems Holdings 144A
4.95% 6/1/14	45,000	46,348
6.375% 6/1/19	105,000	113,338
Browning-Ferris Industries 7.40% 9/15/35	65,000	63,939
Tyco International Finance 8.50% 1/15/19	50,000	58,024
Waste Management
7.375% 8/1/10	10,000	10,413
7.375% 3/11/19	5,000	5,690
WMX Technologies 7.10% 8/1/26	23,000	24,424
		368,664
Communications – 6.29%
AT&T Wireless 8.125% 5/1/12	74,000	84,056
Comcast
5.30% 1/15/14	20,000	21,458
5.85% 11/15/15	26,000	28,219
6.30% 11/15/17	31,000	34,196
6.50% 1/15/15	26,000	28,771
COX Communications
5.45% 12/15/14	75,000	79,193
#144A 8.375% 3/1/39	55,000	68,941
Deutsche Telekom International Finance 4.875% 7/8/14	75,000	77,960
Rogers Communications 6.80% 8/15/18	28,000	32,116
Rogers Wireless 8.00% 12/15/12	30,000	31,275
Telecom Italia Capital
4.00% 1/15/10	21,000	21,152
5.25% 10/1/15	53,000	54,040
6.20% 7/18/11	38,000	40,286
7.175% 6/18/19	30,000	33,480
Telefonica Emisiones 4.949% 1/15/15	55,000	58,543
Time Warner Cable
6.75% 7/1/18	28,000	31,175
7.50% 4/1/14	90,000	102,703
Verizon Communications 8.75% 11/1/18	78,000	99,916
#Vivendi 144A
5.75% 4/4/13	35,000	35,187
6.625% 4/4/18	75,000	74,258

Vodafone Group
5.00% 9/15/15	13,000	13,495
5.375% 1/30/15	110,000	115,536
		1,165,956
Consumer Cyclical – 1.52%
CVS Caremark 4.875% 9/15/14	48,000	49,667
w#CVS Pass Through Trust 144A 8.353% 7/10/31	95,000	98,389
Darden Restaurants 6.80% 10/15/37	40,000	37,280
Nordstrom
6.75% 6/1/14	45,000	48,462
7.00% 1/15/38	25,000	24,412
VF 6.45% 11/1/37	25,000	24,379
		282,589
Consumer Non-Cyclical – 4.79%
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14	55,000	57,562
6.875% 11/15/19	35,000	38,954
7.20% 1/15/14	30,000	33,376
Beckman Coulter
6.00% 6/1/15	15,000	15,908
7.00% 6/1/19	15,000	16,779
#CareFusion 144A 6.375% 8/1/19	50,000	52,833
ConAgra Foods 5.875% 4/15/14	40,000	43,652
Delhaize America 9.00% 4/15/31	37,000	46,430
Delhaize Group 5.875% 2/1/14	33,000	34,573
Dr Pepper Snapple Group 6.12% 5/1/13	15,000	16,103
Express Scripts
6.25% 6/15/14	75,000	81,915
7.25% 6/15/19	15,000	17,316
Hospira 6.40% 5/15/15	85,000	92,770
Kroger
6.80% 12/15/18	3,000	3,394
7.50% 1/15/14	40,000	45,586
McKesson
5.25% 3/1/13	30,000	31,205
6.50% 2/15/14	10,000	10,839
7.50% 2/15/19	70,000	82,119
Medco Health Solutions 7.125% 3/15/18	60,000	67,598
Quest Diagnostics
5.45% 11/1/15	95,000	93,925
6.40% 7/1/17	5,000	5,257
		888,094
Electric – 1.46%
Ameren 8.875% 5/15/14	10,000	10,713
Illinois Power
6.125% 11/15/17	33,000	34,296
9.75% 11/15/18	80,000	96,175
Indiana Michigan Power 7.00% 3/15/19	30,000	33,379
Jersey Central Power & Light 7.35% 2/1/19	40,000	46,455
#Kansas Gas & Electric 144A 6.70% 6/15/19	15,000	16,443
PPL Electric Utilities 7.125% 11/30/13	30,000	34,021
		271,482
Energy – 2.22%
Anadarko Petroleum 8.70% 3/15/19	70,000	83,222
Husky Energy 5.90% 6/15/14	30,000	32,282
Nexen 7.50% 7/30/39	45,000	48,443
Noble Energy 8.25% 3/1/19	45,000	53,465
Petrobras International Finance 7.875% 3/15/19	20,000	22,306
Talisman Energy 7.75% 6/1/19	70,000	82,019

Weatherford International
4.95% 10/15/13	40,000	40,625
5.95% 6/15/12	3,000	3,148
6.00% 3/15/18	13,000	13,239
9.875% 3/1/39	25,000	32,588
		411,337
Finance Companies – 1.39%
Capital One Capital V 10.25% 8/15/39	20,000	20,398
General Electric Capital 5.875% 1/14/38	145,000	126,018
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	100,000	32,500
International Lease Finance
5.35% 3/1/12	37,000	27,195
5.875% 5/1/13	39,000	27,182
6.625% 11/15/13	35,000	24,250
		257,543
Insurance – 1.64%
ACE INA Holdings 5.90% 6/15/19	20,000	21,183
MetLife
6.40% 12/15/36	115,000	90,526
6.75% 6/1/16	40,000	43,102
6.817% 8/15/18	15,000	16,087
UnitedHealth Group
5.50% 11/15/12	43,000	45,117
5.80% 3/15/36	53,000	48,050
WellPoint
5.00% 1/15/11	30,000	30,755
6.375% 6/15/37	10,000	9,477
		304,297
Natural Gas – 2.74%
Enbridge Energy Partners 9.875% 3/1/19	45,000	55,382
Energy Transfer Partners
5.65% 8/1/12	20,000	21,108
9.70% 3/15/19	35,000	43,954
Enterprise Products Operating
6.375% 2/1/13	40,000	42,722
9.75% 1/31/14	60,000	72,033
Kinder Morgan Energy Partners
5.95% 2/15/18	60,000	62,417
9.00% 2/1/19	50,000	60,990
Plains All American Pipeline
4.25% 9/1/12	15,000	15,292
6.50% 5/1/18	21,000	22,628
8.75% 5/1/19	65,000	79,512
Sempra Energy 6.50% 6/1/16	30,000	32,979
		509,017
Real Estate – 0.15%
Regency Centers 5.875% 6/15/17	32,000	27,294
		27,294
Technology – 0.44%
Xerox 8.25% 5/15/14	75,000	81,799
		81,799
Transportation – 0.37%
CSX 6.25% 3/15/18	65,000	68,417
		68,417
Total Corporate Bonds (cost $6,463,881)		6,900,254

Foreign Agencies – 0.58%
Germany – 0.26%
KFW 4.875% 6/17/19	45,000	48,008
		48,008
Republic of Korea – 0.32%
Korea Development Bank 5.30% 1/17/13	60,000	59,424
		59,424
Total Foreign Agencies (cost $105,125)		107,432

Municipal Bond – 0.45%
California State Taxable Build America bonds (Various Purposes) 7.55% 4/1/39	80,000	83,866
Total Municipal Bond (cost $81,827)		83,866

Non-Agency Asset-Backed Securities – 6.16%
•Bank of America Credit Card Trust
Series 2006-A10 A10 0.268% 2/15/12	400,000	399,729
Series 2008-A5 A5 1.488% 12/16/13	130,000	129,088
Caterpillar Financial Asset Trust Series 2007-A A3A 5.34% 6/25/12	19,117	19,520
CNH Equipment Trust
Series 2008-A A3 4.12% 5/15/12	25,000	25,412
Series 2008-A A4A 4.93% 8/15/14	40,000	41,304
Series 2008-B A3A 4.78% 7/16/12	40,000	40,988
Discover Card Master Trust Series 2008-A4 A4 5.65% 12/15/15	110,000	115,290
•#Golden Credit Card Trust Series 2008-3 A 144A 1.288% 7/15/17	100,000	97,133
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.328% 11/15/12	40,000	39,588
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 0.445% 3/25/37	95,000	29,256
Mid-State Trust
Series 11 A1 4.864% 7/15/38	12,875	10,325
Series 2004-1 A 6.005% 8/15/37	10,489	8,620
Series 2005-1 A 5.745% 1/15/40	15,463	10,155
#Series 2006-1 A 144A 5.787% 10/15/40	71,895	60,769
Renaissance Home Equity Loan Trust
Series 2006-1 AF3 5.608% 5/25/36	77,576	65,900
∏Series 2007-2 AF2 5.675% 6/25/37	75,000	34,099
∏Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	17,879	14,266
Total Non-Agency Asset-Backed Securities (cost $1,292,983)		1,141,442

Non-Agency Collateralized Mortgage Obligations – 4.33%
Bank of America Alternative Loan Trust Series 2005-1 2A1 5.50% 2/25/20	145,827	132,337
•Bank of America Mortgage Securities Series 2004-L 4A1 5.156% 1/25/35	56,765	52,383
wCountrywide Home Loan Mortgage Pass Through Trust
@•Series 2004-12 1M 4.03% 8/25/34	100,710	14,706
Series 2005-23 A1 5.50% 11/25/35	145,404	112,801
#Series 2005-R2 2A4 144A 8.50% 6/25/35	93,180	88,463
•JPMorgan Mortgage Trust Series 2005-A4 1A1 5.391% 7/25/35	145,869	128,001
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	33,449	30,803
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	15,067	10,547
Residential Accredit Loans Series 2005-QR1 A 6.00% 10/25/34	129,095	99,141
Wells Fargo Mortgage-Backed Securities Trust
•Series 2005-AR16 6A4 5.009% 10/25/35	170,292	69,525
Series 2006-4 1A8 5.75% 4/25/36	72,187	65,123
Total Non-Agency Collateralized Mortgage Obligations (cost $1,083,444)		803,830

Sovereign Agency – 0.27%
Canada – 0.27%
Export Development Canada 3.125% 4/24/14	50,000	50,748
Total Sovereign Agency (cost $49,918)		50,748

Supranational Bank – 0.11%
European Investment Bank 3.125% 6/4/14	20,000	20,242
Total Supranational Bank (cost $19,921)		20,242

U.S. Treasury Obligations – 18.96%
U.S. Treasury Bond 3.50% 2/15/39	315,000	272,328
U.S. Treasury Notes
1.00% 7/31/11	990,000	987,835
*1.50% 7/15/12	460,000	458,851
2.625% 7/31/14	540,000	542,491
*3.125% 5/15/19	1,295,000	1,255,339
Total U.S. Treasury Obligations (cost $3,518,346)		3,516,844

	Number of
	Shares
Preferred Stock – 0.21%
•PNC Financial Services Group 8.25%	43,000	38,888
Total Preferred Stock (cost $39,774)		38,888

	Principal
	Amount
≠Discount Note – 8.96%
Federal Home Loan Bank 0.09% 8/3/09	$1,661,013	1,661,005
Total Discount Note (cost $1,661,005)		1,661,005

Total Value of Securities Before Securities Lending Collateral – 104.19%
(cost $19,194,551)		19,325,563

	Number of
	Shares
Securities Lending Collateral** – 9.14%
Investment Companies
Mellon GSL DBT II Collateral Fund	656,440	656,440
BNY Mellon SL DBT II Liquidating Fund	1,059,861	1,039,618
†Mellon GSL Reinvestment Trust II	43,827	4
Total Securities Lending Collateral (cost $1,760,128)		1,696,062

Total Value of Securities – 113.33%
(cost $20,954,679)		21,021,625 ©
Obligation to Return Securities Lending Collateral** – (9.49%)		(1,760,128)
Liabilities Net of Receivables and Other Assets (See Notes) – (3.84%)		(712,791)
Net Assets Applicable to 2,116,780 Shares Outstanding – 100.00%		$18,548,706

•Variable rate security. The rate shown is the rate as of July 31, 2009.
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in "Notes."
©Includes $1,722,557 of securities loaned.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2009, the aggregate amount of Rule 144A securities was $1,476,155, which represented 7.96% of the Portfolio’s net assets. See Note 5 in "Notes."
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2009, the aggregate amount of restricted securities was $48,365 or 0.26% of the Portfolio’s net assets. See Note 5 in “Notes”
@Illiquid security. At July 31, 2009, the aggregate amount of the illiquid security was $14,706, which represented 0.08% of the Portfolio’s net assets. See Note 5 in "Notes."
≠The rate shown is the effective yield at time of purchase.

Summary of Abbreviations:
ACES – Automatic Common Exchange Security
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
MASTR – Mortgage Asset Securitization Transactions, Inc.
REMIC - Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
yr – Year

The following swap contracts were outstanding at July 31, 2009:

Swap Contracts1

CDS Contracts

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payments	Date	Depreciation
Protection Purchased:
JPMorgan Chase Securities
Donnelley (R.R.) & Sons 5 yr CDS	$85,000	5.00%	6/20/14	$(11,437)

The use of swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The Core Focus Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$21,059,798
Aggregate unrealized appreciation	643,603
Aggregate unrealized depreciation	(681,776)
Net unrealized depreciation	$(38,173)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $422,809 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $289,534 expires in 2014 and $133,275 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency Asset-Backed &
Mortgage-Backed Securities	$-	$6,749,799	$196,485	$6,946,284
Corporate Debt	-	6,900,254	-	6,900,254
Foreign Debt	-	178,422	-	178,422
Municipal Bonds	-	83,866	-	83,866
U.S. Treasury Obligations	3,516,844	-	-	3,516,844
Short-Term	-	1,661,005	-	1,661,005
Other	-	38,888	-	38,888
Securities Lending Collateral	656,440	1,039,618	4	1,696,062
Total	$4,173,284	$16,651,852	$196,489	$21,021,625

Derivatives	$-	$(11,437)	$-	$(11,437)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-	Securities
		Backed	Lending
	Total	Securities	Collateral
Balance as of 10/31/08	$420,438	$396,771	$23,667
Net realized loss	(14,568)	(14,568)	-
Net purchase, sales and settlements	(107,725)	(107,725)	-
Net transfers in and/or out of Level 3	(100,606)	(100,606)	-
Net change in unrealized
appreciation/depreciation	(1,050)	22,613	(23,663)
Net purchases, sales, and settlements
Balance as of 7/31/09	$196,489	$196,485	$4

Net change in unrealized
appreciation/depreciation from
investments still held as of 6/30/09	$(5,152)	$18,511	$(23,663)

3. Derivatives
The Portfolio applies Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Financial Futures Contracts – The Portfolio may use futures in the normal course of pursuing its investment objectives. The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to the Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Swap Contracts – The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2009, the Portfolio entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipts), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS may involve greater risks than if the Portfolio had invested in the referenced obligation directly. CDSs are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of the securities on loan was $1,722,557, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified in the schedule of investments.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Core Plus Fixed Income Portfolio

July 31, 2009

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.20%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	151,111	$116,448
Total Agency Asset-Backed Securities (cost $149,889)			116,448

Agency Collateralized Mortgage Obligations – 2.97%
Fannie Mae Grantor Trust Series 2001-T8 A2 9.50% 7/25/41		15,414	16,749
Fannie Mae REMIC
Series 2002-90 A1 6.50% 6/25/42		24,891	26,906
Series 2002-90 A2 6.50% 11/25/42		67,684	73,165
Series 2003-122 AJ 4.50% 2/25/28		103,663	106,178
Fannie Mae Whole Loan Series 2004-W11 1A2 6.50% 5/25/44		60,153	65,024
Freddie Mac REMIC
Series 1730 Z 7.00% 5/15/24		199,315	208,063
Series 2326 ZQ 6.50% 6/15/31		180,174	193,668
Series 2662 MA 4.50% 10/15/31		167,060	170,765
Series 3022 MB 5.00% 12/15/28		215,000	223,878
Series 3123 HT 5.00% 3/15/26		270,000	278,400
Series 3131 MC 5.50% 4/15/33		335,000	353,073
Total Agency Collateralized Mortgage Obligations (cost $1,623,521)			1,715,869

Agency Mortgage-Backed Securities – 16.46%
Fannie Mae 6.50% 8/1/17		48,313	51,325
•Fannie Mae ARM
4.089% 8/1/34		93,827	96,567
5.161% 3/1/38		373,550	391,009
5.395% 4/1/36		190,926	200,669
Fannie Mae Relocation 30 yr
5.00% 11/1/33		35,457	36,054
Pool 763656 5.00% 1/1/34		32,852	33,405
Pool 763742 5.00% 1/1/34		17,370	17,662
5.00% 11/1/34		73,861	75,106
5.00% 10/1/35		152,138	154,701
5.00% 1/1/36		264,033	268,480
Fannie Mae S.F. 15 yr
4.50% 1/1/20		39,512	41,171
4.50% 6/1/23		413,143	424,721
5.00% 7/1/14		4,605	4,778
5.00% 12/1/16		6,646	6,985
5.00% 5/1/20		48,398	50,687
5.00% 7/1/20		17,304	18,122
5.00% 5/1/21		12,280	12,895
5.50% 5/1/20		2,144	2,256
5.50% 6/1/23		395,018	414,262
6.00% 8/1/22		225,780	239,848
Fannie Mae S.F. 30 yr
5.00% 3/1/34		29,816	30,635
Pool 808130 5.00% 3/1/35		48,785	50,071
Pool 814334 5.00% 3/1/35		27,002	27,735
5.00% 5/1/35		48,939	50,230
5.00% 6/1/35		76,701	78,725
5.00% 7/1/35		84,577	86,809
5.00% 12/1/36		253,118	259,794
5.00% 12/1/37		78,729	80,658
5.00% 1/1/38		130,868	134,075
5.00% 2/1/38		63,282	64,829
6.50% 9/1/36		390,474	418,326
6.50% 2/1/37		196,660	210,687
6.50% 11/1/37		336,775	360,639
7.00% 12/1/33		32,870	36,127
7.00% 5/1/35		6,354	6,945
7.00% 6/1/35		11,608	12,687
7.00% 12/1/37		251,721	274,290
7.50% 6/1/31		3,940	4,384
7.50% 6/1/34		71,217	78,630

Fannie Mae S. F. 30 yr TBA 4.50% 8/1/39	2,355,000	2,368,985
•Freddie Mac ARM 5.164% 4/1/34	8,533	8,725
Freddie Mac Relocation 30 yr 5.00% 9/1/33	29,526	30,005
Freddie Mac S.F. 30 yr 7.00% 11/1/33	4,508	4,908
Freddie Mac S.F. 30 yr TBA
4.00% 8/1/39	1,165,000	1,140,244
5.00% 8/1/39	665,000	679,963
GNMA I S.F. 30 yr
*7.00% 12/15/34	426,284	465,654
7.50% 1/15/30	1,529	1,710
7.50% 12/15/31	946	1,058
7.50% 2/15/32	916	1,025
Total Agency Mortgage-Backed Securities (cost $9,287,028)		9,509,256

Commercial Mortgage-Backed Securities – 7.42%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	95,000	88,350
Series 2007-1A D 5.957% 4/15/37	55,000	49,500
Bank of America Commercial Mortgage Securities
•Series 2005-6 AM 5.351% 9/10/47	95,000	64,030
Series 2006-4 A4 5.634% 7/10/46	150,000	140,796
•Series 2007-3 A4 5.837% 6/10/49	80,000	60,638
•Series 2007-4 AM 6.002% 2/10/51	105,000	63,723
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A4 5.405% 12/11/40	85,000	84,116
•Series 2006-PW12 A4 5.903% 9/11/38	45,000	42,750
Series 2006-PW14 A4 5.201% 12/11/38	150,000	138,245
Series 2007-PW15 A4 5.331% 2/11/44	100,000	85,555
•Series 2007-PW16 A4 5.909% 6/11/40	105,000	98,053
Series 2007-T28 A4 5.742% 9/11/42	180,000	160,587
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/16/34	155,932	160,910
Series 2005-C6 A5A 5.116% 6/10/44	160,000	153,026
Series 2006-C7 A2 5.69% 6/10/46	160,000	161,461
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	170,000	169,588
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	120,000	118,800
Series 2006-1A B 5.362% 11/15/36	100,000	98,000
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	140,000	146,144
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38	290,000	268,768
Series 2005-GG4 A4A 4.751% 7/10/39	140,000	133,450
Series 2006-GG6 A4 5.553% 4/10/38	155,000	134,141
@•#Series 2006-RR3 A1S 144A 5.66% 7/18/56	560,000	106,400
•Series 2007-GG10 A4 5.999% 8/10/45	190,000	149,508
Greenwich Capital Commercial Funding Series 2004-GG1 A7 5.317% 6/10/36	120,000	120,191
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	115,000	117,523
Series 2003-C1 A2 4.985% 1/12/37	114,000	116,630
•Series 2005-LDP5 A4 5.344% 12/15/44	205,000	199,679
Series 2006-LDP9 A2 5.134% 5/15/47	100,000	95,286
Lehman Brothers-UBS Commercial Mortgage Trust Series 2002-C1 A4 6.462% 3/15/31	20,000	21,193
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	170,000	161,500
•Series 2007-T27 A4 5.803% 6/11/42	385,000	333,680
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.597% 2/15/33	100,000	74,207
#Nationslink Funding Series 1998-2 F 144A 7.105% 8/20/30	36,422	37,533
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	135,000	135,191
Total Commercial Mortgage-Backed Securities (cost $4,688,041)		4,289,152

Convertible Bonds – 0.43%
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	195,000	165,263
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	95,000	83,006
Total Convertible Bonds (cost $198,718)		248,269

Corporate Bonds– 51.99%
Banking – 7.54%
Bank of America
5.125% 11/15/14	130,000	125,260
5.30% 3/15/17	250,000	228,029
5.75% 12/1/17	75,000	72,124

Barclays Bank
5.20% 7/10/14	180,000	186,877
#144A 6.05% 12/4/17	350,000	327,305
BB&T
4.90% 6/30/17	210,000	192,575
6.85% 4/30/19	110,000	117,857
Capital One Financial 7.375% 5/23/14	100,000	108,520
@#CoBank 144A 7.875% 4/16/18	250,000	240,400
Credit Suisse/New York 5.50% 5/1/14	235,000	250,196
#GMAC 144A 6.875% 9/15/11	135,000	125,888
JPMorgan Chase 6.30% 4/23/19	115,000	125,163
JPMorgan Chase Capital XXV 6.80% 10/1/37	455,000	417,170
PNC Bank 6.875% 4/1/18	250,000	270,269
PNC Funding 5.25% 11/15/15	165,000	162,671
@Popular North America Capital Trust I 6.564% 9/15/34	85,000	31,516
•#Rabobank 144A 11.00% 12/29/49	280,000	327,066
Silicon Valley Bank 5.70% 6/1/12	274,000	259,220
*U.S. Bank North America 4.80% 4/15/15	113,000	113,544
•USB Capital IX 6.189% 4/15/49	165,000	118,017
VTB Capital 6.875% 5/29/18	125,000	118,125
•Wells Fargo Capital XIII 7.70% 12/29/49	420,000	365,677
Zions Bancorporation 5.50% 11/16/15	115,000	75,665
		4,359,134
Basic Industries – 3.39%
ArcelorMittal
6.125% 6/1/18	170,000	164,469
9.85% 6/1/19	155,000	179,665
Dow Chemical 8.55% 5/15/19	280,000	307,704
@#Evraz Group 144A 9.50% 4/24/18	242,000	205,700
Freeport McMoRan Copper & Gold 8.375% 4/1/17	90,000	95,535
Lubrizol 8.875% 2/1/19	165,000	201,966
Reliance Steel & Aluminum 6.85% 11/15/36	137,000	82,051
@#Severstal 144A 9.75% 7/29/13	292,000	258,420
Southern Copper 7.50% 7/27/35	114,000	108,750
Steel Dynamics 6.75% 4/1/15	86,000	81,700
#Teck Resources 144A
10.25% 5/15/16	40,000	45,500
10.75% 5/15/19	85,000	99,344
@Vale Overseas 6.875% 11/21/36	129,000	130,692
		1,961,496
Brokerage – 3.31%
Citigroup
*6.50% 8/19/13	535,000	545,639
8.125% 7/15/39	95,000	95,962
Goldman Sachs Group
5.95% 1/18/18	105,000	110,815
6.75% 10/1/37	96,000	97,142
Jefferies Group
6.25% 1/15/36	10,000	7,131
6.45% 6/8/27	141,000	106,353
8.50% 7/15/19	40,000	40,595
LaBranche 11.00% 5/15/12	155,000	143,763
Lazard Group
6.85% 6/15/17	110,000	106,971
7.125% 5/15/15	14,000	13,991
Morgan Stanley
5.375% 10/15/15	150,000	150,539
6.00% 4/28/15	100,000	103,650
6.25% 8/28/17	375,000	390,591
		1,913,142
Capital Goods – 2.75%
Allied Waste North America
6.875% 6/1/17	30,000	30,796
7.125% 5/15/16	125,000	129,235
#BAE Systems Holdings 144A
4.95% 6/1/14	120,000	123,595
6.375% 6/1/19	175,000	188,898
Browning-Ferris Industries 7.40% 9/15/35	190,000	186,897
#Crown Americas 144A 7.625% 5/15/17	45,000	46,013

Graham Packaging 9.875% 10/15/14	115,000	110,688
Graphic Packaging International 9.50% 8/15/13	180,000	180,225
#Owens Brockway Glass Container 144A 7.375% 5/15/16	65,000	64,675
Tyco International Finance 8.50% 1/15/19	265,000	307,528
USG
6.30% 11/15/16	105,000	82,688
#144A 9.75% 8/1/14	25,000	25,625
Waste Management 7.375% 8/1/10	25,000	26,032
WMX Technologies 7.10% 8/1/26	80,000	84,952
		1,587,847
Communications – 10.91%
America Movil 5.625% 11/15/17	36,000	35,533
AT&T 6.55% 2/15/39	15,000	16,711
*AT&T Wireless 8.125% 5/1/12	226,000	256,713
‡#Charter Communications Operating 144A 10.875% 9/15/14	156,000	169,260
Cincinnati Bell 7.00% 2/15/15	65,000	61,913
Citizens Utilities 7.125% 3/15/19	160,000	148,400
Comcast
5.85% 11/15/15	57,000	61,864
6.30% 11/15/17	13,000	14,340
6.50% 1/15/15	57,000	63,074
Cox Communications
5.45% 12/15/14	115,000	121,429
#144A 8.375% 3/1/39	160,000	200,557
Cricket Communications
*9.375% 11/1/14	43,000	43,860
#144A 7.75% 5/15/16	50,000	50,000
Crown Castle International 9.00% 1/15/15	140,000	148,575
#CSC Holdings 144A 8.50% 6/15/15	150,000	155,250
Deutsche Telekom International Finance
4.875% 7/8/14	105,000	109,143
5.25% 7/22/13	100,000	105,536
EchoStar DBS 7.125% 2/1/16	95,000	92,625
Inmarsat Finance 10.375% 11/15/12	135,000	141,750
Intelsat Jackson Holdings 11.25% 6/15/16	110,000	117,700
#Interpublic Group 144A 10.00% 7/15/17	50,000	52,500
Lamar Media Group 6.625% 8/15/15	138,000	119,370
Level 3 Financing 9.25% 11/1/14	65,000	57,038
MetroPCS Wireless
9.25% 11/1/14	95,000	98,800
#144A 9.25% 11/1/14	10,000	10,400
#Nielsen Finance 144A
11.50% 5/1/16	15,000	15,788
11.625% 2/1/14	68,000	71,910
#Nordic Telephone Holdings 144A 8.875% 5/1/16	100,000	102,000
#PAETEC Holding 144A 8.875% 6/30/17	75,000	71,625
#Qwest 144A 8.375% 5/1/16	50,000	51,500
Rogers Communications
6.80% 8/15/18	100,000	114,701
8.00% 12/15/12	60,000	62,550
Sprint Nextel 6.00% 12/1/16	140,000	123,025
Telecom Italia Capital
5.25% 10/1/15	385,000	392,552
7.175% 6/18/19	55,000	61,380
Telefonica Emisiones 4.949% 1/15/15	170,000	180,950
#Telesat Canada 144A 11.00% 11/1/15	89,000	92,560
Time Warner Cable
6.75% 7/1/18	35,000	38,968
7.50% 4/1/14	285,000	325,227
Verizon Communications 8.75% 11/1/18	245,000	313,976
Videotron 6.875% 1/15/14	30,000	29,550
@#VimpelCom 144A 9.125% 4/30/18	380,000	345,800
Virgin Media Finance 8.75% 4/15/14	85,000	86,275
#Vivendi 144A
5.75% 4/4/13	90,000	90,481
6.625% 4/4/18	250,000	247,526
Vodafone Group
5.00% 9/15/15	40,000	41,524
5.375% 1/30/15	320,000	336,108
5.45% 6/10/19	85,000	89,112

#Wind Acquisition Finance 144A 11.75% 7/15/17	175,000	188,125
Windstream 8.125% 8/1/13	140,000	142,100
WPP Finance 8.00% 9/15/14	225,000	240,118
		6,307,772
Consumer Cyclical – 3.64%
CVS Caremark 4.875% 9/15/14	139,000	143,826
#wCVS Pass Through Trust 144A 8.353% 7/10/31	155,000	160,529
*Darden Restaurants 6.80% 10/15/37	120,000	111,841
Ford Motor Credit
7.25% 10/25/11	135,000	126,825
7.375% 10/28/09	90,000	89,840
Goodyear Tire & Rubber 10.50% 5/15/16	140,000	150,849
Levi Strauss 9.75% 1/15/15	100,000	102,000
Macy's Retail Holdings
6.65% 7/15/24	170,000	122,412
8.875% 7/15/15	135,000	139,969
#MGM Mirage 144A
10.375% 5/15/14	25,000	26,938
11.125% 11/15/17	35,000	38,675
13.00% 11/15/13	40,000	45,300
Nordstrom
6.75% 6/1/14	125,000	134,618
7.00% 1/15/38	85,000	83,000
#Pinnacle Entertainment 144A 8.625% 8/1/17	75,000	75,375
Ryland Group
5.375% 5/15/12	73,000	70,810
8.40% 5/15/17	80,000	78,800
*Sally Holdings 10.50% 11/15/16	70,000	72,450
Target
5.125% 1/15/13	125,000	132,813
7.00% 1/15/38	100,000	112,890
VF 6.45% 11/1/37	85,000	82,888
		2,102,648
Consumer Non-Cyclical – 7.06%
#Anheuser-Busch InBev Worldwide 144A
5.375% 11/15/14	100,000	104,657
6.875% 11/15/19	105,000	116,863
7.20% 1/15/14	70,000	77,877
*ARAMARK 8.50% 2/1/15	123,000	124,538
Bausch & Lomb 9.875% 11/1/15	70,000	70,175
Beckman Coulter
6.00% 6/1/15	145,000	153,780
7.00% 6/1/19	35,000	39,150
#Bio-Rad Laboratories 144A 8.00% 9/15/16	30,000	30,750
#CareFusion 144A 6.375% 8/1/19	140,000	147,933
Community Health Systems 8.875% 7/15/15	180,000	186,300
ConAgra Foods 5.875% 4/15/14	125,000	136,413
Corrections Corporation of America 7.75% 6/1/17	140,000	141,050
Delhaize America 9.00% 4/15/31	113,000	141,800
Delhaize Group 5.875% 2/1/14	95,000	99,528
Dr Pepper Snapple Group 6.12% 5/1/13	35,000	37,574
Express Scripts
6.25% 6/15/14	185,000	202,057
7.25% 6/15/19	65,000	75,036
HCA
9.25% 11/15/16	165,000	172,425
PIK 9.625% 11/15/16	55,000	57,475
Hospira 6.40% 5/15/15	260,000	283,768
Inverness Medical Innovations 9.00% 5/15/16	70,000	70,175
Iron Mountain
8.00% 6/15/20	35,000	34,300
*8.75% 7/15/18	50,000	51,000
*Jarden 7.50% 5/1/17	95,000	91,675
#JBS USA Finance 144A 11.625% 5/1/14	12,000	12,210
Kroger
6.80% 12/15/18	170,000	192,300
7.50% 1/15/14	135,000	153,854
McKesson
5.25% 3/1/13	85,000	88,413
6.50% 2/15/14	35,000	37,935
*7.50% 2/15/19	205,000	240,491

Medco Health Solutions 7.125% 3/15/18	145,000	163,363
Quest Diagnostics
5.45% 11/1/15	281,000	277,822
6.40% 7/1/17	10,000	10,514
Select Medical 7.625% 2/1/15	55,000	47,850
Supervalu
7.50% 11/15/14	95,000	92,388
8.00% 5/1/16	30,000	29,925
Tenet Healthcare 7.375% 2/1/13	90,000	87,075
		4,080,439
Electric – 3.35%
AES 8.00% 6/1/20	25,000	24,000
Ameren 8.875% 5/15/14	30,000	32,140
#Calpine Construction Finance 144A 8.00% 6/1/16	140,000	141,400
#Centrais Eletricas Brasileiras 144A 6.875% 7/30/19	100,000	101,625
Illinois Power
6.125% 11/15/17	204,000	212,010
9.75% 11/15/18	175,000	210,382
Indiana Michigan Power 7.00% 3/15/19	90,000	100,137
IPALCO Enterprises 8.625% 11/14/11	30,000	30,975
Jersey Central Power & Light 7.35% 2/1/19	200,000	232,276
#Kansas Gas & Electric 144A 6.70% 6/15/19	35,000	38,368
MidAmerican Funding 6.75% 3/1/11	138,000	146,999
wMirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12	176,507	178,272
NRG Energy
7.25% 2/1/14	40,000	39,400
7.375% 2/1/16	215,000	208,550
PECO Energy 5.00% 10/1/14	5,000	5,318
@#Power Receivables Finance 144A 6.29% 1/1/12	43,543	43,012
PPL Electric Utilities 7.125% 11/30/13	95,000	107,734
*Texas Competitive Electric Holdings 10.25% 11/1/15	106,000	83,740
		1,936,338
Energy – 5.00%
Anadarko Petroleum 8.70% 3/15/19	170,000	202,108
Chesapeake Energy
7.25% 12/15/18	71,000	67,095
9.50% 2/15/15	130,000	138,613
Dynergy Holdings 7.75% 6/1/19	40,000	32,050
El Paso 7.00% 6/15/17	115,000	111,067
Enbridge Energy Partners 9.875% 3/1/19	110,000	135,379
Energy Transfer Partners
5.65% 8/1/12	45,000	47,492
9.70% 3/15/19	100,000	125,584
#Gaz Capital 144A 9.25% 4/23/19	100,000	105,451
Husky Energy 5.90% 6/15/14	130,000	139,890
Massey Energy 6.875% 12/15/13	103,000	99,910
Nexen 7.50% 7/30/39	145,000	156,093
Noble Energy 8.25% 3/1/19	140,000	166,334
OPTI Canada 7.875% 12/15/14	151,000	99,660
Petrobras International Finance 7.875% 3/15/19	81,000	90,339
PetroHawk Energy
7.875% 6/1/15	10,000	9,750
9.125% 7/15/13	35,000	36,488
#144A 10.50% 8/1/14	91,000	97,825
Plains All American Pipeline
4.25% 9/1/12	50,000	50,974
6.50% 5/1/18	65,000	70,039
8.75% 5/1/19	175,000	214,069
Range Resources 8.00% 5/15/19	85,000	86,913
Sempra Energy 6.50% 6/1/16	110,000	120,922
Talisman Energy 7.75% 6/1/19	170,000	199,190
Weatherford International
4.95% 10/15/13	115,000	116,797
5.15% 3/15/13	40,000	41,146
5.95% 6/15/12	5,000	5,246
6.00% 3/15/18	50,000	50,921
9.875% 3/1/39	55,000	71,694
		2,889,039

Finance Companies – 1.52%
Capital One Bank 8.80% 7/15/19		255,000	277,064
Capital One Capital V 10.25% 8/15/39		45,000	45,895
General Electric Capital 5.875% 1/14/38		335,000	291,145
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65		130,000	42,250
International Lease Finance
5.35% 3/1/12		99,000	72,766
5.875% 5/1/13		103,000	71,787
6.625% 11/15/13		110,000	76,215
			877,122
Insurance – 1.59%
ACE INA Holdings 5.90% 6/15/19		55,000	58,252
MetLife 6.75% 6/1/16		100,000	107,755
•#MetLife Capital Trust X 144A 9.25% 4/8/38		300,000	289,077
@#wStingray Pass Through Trust 144A 5.902% 1/12/15		200,000	18,000
@‡•#wTwin Reefs Pass Through Trust 144A 1.386% 12/31/49		300,000	975
UnitedHealth Group
5.50% 11/15/12		142,000	148,992
5.80% 3/15/36		158,000	143,243
WellPoint
5.00% 1/15/11		106,000	108,666
5.95% 12/15/34		50,000	44,919
			919,879
Natural Gas – 0.74%
Enterprise Products Operating 9.75% 1/31/14		120,000	144,066
Kinder Morgan Energy Partners
5.95% 2/15/18		200,000	208,058
9.00% 2/1/19		60,000	73,188
			425,312
Real Estate – 0.34%
Regency Centers 5.875% 6/15/17		93,000	79,324
•#USB Realty 144A 6.091% 12/22/49		200,000	120,068
			199,392
Technology – 0.40%
SunGard Data Systems 9.125% 8/15/13		102,000	104,550
Xerox 8.25% 5/15/14		115,000	125,425
			229,975
Transportation – 0.45%
CSX
5.75% 3/15/13		55,000	57,519
6.25% 3/15/18		190,000	199,990
			257,509
Total Corporate Bonds (cost $28,991,205)			30,047,044

Foreign Agencies – 1.04%Δ
Germany – 0.48%
KFW
4.875% 6/17/19		145,000	154,692
6.00% 2/14/12	RUB	1,770,000	48,286
10.00% 5/15/12	BRL	140,000	76,306
			279,284
Republic of Korea – 0.56%
Export-Import Bank of Korea 5.875% 1/14/15	USD	220,000	221,678
Korea Development Bank 5.30% 1/17/13		100,000	99,040
			320,718
Total Foreign Agencies (cost $586,472)			600,002

Municipal Bond – 0.46%
State of California 7.55% 4/1/39		250,000	262,083
Total Municipal Bond (cost $255,923)			262,083

Non-Agency Asset-Backed Securities – 6.11%
•Bank of America Credit Card Trust Series 2008-A5 A5 1.49% 12/16/13		170,000	168,808
Capital Auto Receivables Asset Trust Series 2007-3 A3A 5.02% 9/15/11		53,791	54,742
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		150,000	153,759
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12		44,606	45,546
Series 2008-A A3 4.94% 4/25/14		130,000	130,286
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13		115,000	119,262
Series 2008-A9 A9 4.26% 5/15/13		100,000	103,554
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		150,000	149,067

Citicorp Residential Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	300,000	175,911
CNH Equipment Trust
•Series 2007-A A4 0.328% 9/17/12	60,429	59,810
Series 2008-A A3 4.12% 5/15/12	100,000	101,647
Series 2008-A A4A 4.93% 8/15/14	145,000	149,727
Series 2008-B A3A 4.78% 7/16/12	50,000	51,235
@•Countrywide Asset-Backed Certificates Series 2006-11 1AF3 6.05% 9/25/46	35,000	15,678
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	100,000	102,525
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	150,000	147,235
Series 2008-A4 A4 5.65% 12/15/15	200,000	209,619
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	150,000	141,772
•#Golden Credit Card Trust Series 2008-3 A 144A 1.29% 7/15/17	150,000	145,699
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12	67,208	68,910
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	61,704	63,006
Series 2008-A A3 4.93% 12/17/12	80,000	82,088
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	100,000	101,496
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	114,511	80,158
•MBNA Credit Card Master Note Trust Series 2005-A4 A4 0.33% 11/15/12	140,000	138,558
•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 0.445% 3/25/37	385,000	118,564
Mid-State Trust
Series 11 A1 4.864% 7/15/38	15,450	12,389
Series 2004-1 A 6.005% 8/15/37	15,734	12,930
Series 2005-1 A 5.745% 1/15/40	176,274	115,762
#Series 2006-1 A 144A 5.787% 10/15/40	359,476	303,845
ÕRenaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	70,000	31,825
RSB Bondco Series 2007-A A2 5.72% 4/1/18	115,000	124,077
ÕStructured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	66,640	53,174
Total Non-Agency Asset-Backed Securities (cost $3,972,634)		3,532,664

Non-Agency Collateralized Mortgage Obligations – 3.65%
@American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	23,571	18,632
Bank of America Alternative Loan Trust
Series 2004-10 1CB1 6.00% 11/25/34	21,700	17,750
Series 2005-5 2CB1 6.00% 6/25/35	2,763	2,012
Bank of America Funding Series 2005-8 1A1 5.50% 1/25/36	119,040	105,443
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	11,445	10,043
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	11,438	8,899
Õ•Series 2005-63 3A1 5.888% 11/25/35	475,050	280,083
wCountrywide Home Loan Mortgage Pass Through Trust
@Series 2006-17 A5 6.00% 12/25/36	11,790	10,224
•Series 2006-HYB1 3A1 5.218% 3/20/36	163,434	90,089
Õ•Series 2006-HYB3 3A1A 6.046% 5/20/36	419,248	247,586
•First Horizon Asset Securities Series 2007-AR3 2A2 6.29% 11/25/37	23,322	15,048
#GSMPS Mortgage Loan Trust 144A Series 1999-2 A 8.00% 9/19/27	50,873	51,645
@GSR Mortgage Loan Trust Series 2006-1F 5A2 6.00% 2/25/36	55,461	19,853
Lehman Mortgage Trust Series 2005-2 2A3 5.50% 12/25/35	235,999	217,334
#MASTR Reperforming Loan Trust Series 2005-1 1A5 144A 8.00% 8/25/34	113,623	121,719
•MLCC Mortgage Investors Series 2004-HB1 A1 0.645% 4/25/29	620,368	350,375
Structured Adjustable Rate Mortgage Loan Trust Series 2004-18 5A 5.50% 12/25/34	14,642	10,867
•wWashington Mutual Mortgage Pass Through Certificates Series 2006-AR10 1A1 5.928% 9/25/36	23,850	15,688
Wells Fargo Mortgage Backed Securities Trust
•Series 2005-AR16 2A1 4.439% 10/25/35	9,044	7,664
Series 2006-1 A3 5.00% 3/25/21	16,707	15,177
Series 2006-4 1A8 5.75% 4/25/36	109,724	98,987
Series 2006-4 2A3 5.75% 4/25/36	243,159	84,612
•Series 2006-AR10 5A1 5.595% 7/25/36	16,196	11,003
•Series 2006-AR14 2A4 6.077% 10/25/36	314,053	87,750
•Series 2006-AR18 2A2 5.717% 11/25/36	343,926	95,092
Series 2007-8 2A6 6.00% 7/25/37	160,000	117,427
Total Non-Agency Collateralized Mortgage Obligations (cost $3,175,917)		2,111,002

«Senior Secured Loans – 2.85%
ARAMARK
2.473% 1/26/14	164,546	156,628
Term Tranche Loan B 2.025% 1/26/14	10,454	9,951

Bausch & Lomb
Term Tranche Loan B 3.848% 4/11/15		54,789	52,136
Term Tranche Loan DD 3.703% 4/11/15		13,906	13,232
Chester Downs & Marina 12.375% 12/31/16		85,000	82,450
Community Health Systems
Term Tranche Loan B 2.898% 7/25/14		196,199	184,821
Term Tranche Loan DD 2.56% 7/25/14		10,009	9,429
Flextronics International Term B 2.847% 10/1/12		129,670	118,000
Ford Motor Term Tranche Loan B 3.362% 12/15/13		203,187	173,205
HCA Term Tranche Loan B 2.848% 11/18/13		184,063	173,273
Level 3 Communication Term Tranche Loan B 9.00% 3/13/14		135,000	139,177
Nuveen Investment
2nd Lien 12.50% 7/9/15		65,000	61,425
Term Tranche Loan B 3.393% 11/13/14		60,857	49,674
Talecris Biotherapeutics 2nd Lien 7.42% 12/6/14		135,000	129,431
Texas Competitive Electric Holdings Term Tranche Loan B2 3.88% 10/10/14		221,800	172,279
Univision Communications Term Tranche Loan B 2.56% 9/29/14		150,000	121,562
Total Senior Secured Loans (cost $1,495,121)			1,646,673

Sovereign Debt – 1.94%Δ
Brazil – 0.70%
#Banco Nacional de Desenvolvime Economico e Social 144A 6.50% 6/10/19	USD	100,000	101,750
Republic of Brazil
12.50% 1/5/16	BRL	253,000	153,211
12.50% 1/5/22	BRL	250,000	151,728
			406,689
Indonesia – 0.70%
#Indonesia Government International 144A
6.875% 1/17/18	USD	118,000	120,950
11.625% 3/4/19	USD	100,000	135,000
Indonesia Treasury Bond 10.75% 5/15/16	IDR	1,345,000,000	146,022
			401,972
Mexico – 0.48%
Mexican Bonos 10.00% 11/20/36	MXN	2,510,000	210,473
*United Mexican States 5.95% 3/19/19	USD	66,000	67,518
			277,991
Russia – 0.06%
Russia Government 7.50% 3/31/30	USD	31,680	32,345
			32,345
Total Sovereign Debt (cost $1,069,652)			1,118,997

Supranational Banks – 1.69%
European Investment Bank
3.125% 6/4/14		85,000	86,030
6.125% 1/23/17	AUD	66,000	54,134
11.25% 2/14/13	BRL	555,000	305,995
Inter-American Development Bank
5.375% 5/27/14	AUD	170,000	137,901
5.75% 6/15/11	AUD	154,000	131,262
International Bank for Reconstruction & Development 7.50% 7/30/14	NZD	309,000	221,548
International Finance 11.25% 7/17/12	TRY	60,000	41,337
Total Supranational Banks (cost $1,019,718)			978,207

U.S. Treasury Obligations – 0.90%
U.S. Treasury Bond 3.50% 2/15/39	USD	160,000	138,325
¥*U.S. Treasury Note 3.125% 5/15/19		395,000	382,903
Total U.S. Treasury Obligations (cost $514,243)			521,228

		Number of
		Shares
Preferred Stock – 0.17%
•PNC Financial Services Group 8.25%		110,000	99,481
Total Preferred Stock (cost $108,414)			99,481

		Principal
		Amount°
≠Discount Note – 9.48%
Federal Home Loan Bank 0.09% 8/3/09	USD	5,480,043	5,480,015
Total Discount Note (cost $5,480,015)			5,480,015

Total Value of Securities Before Securities Lending Collateral – 107.76%
(cost 62,616,511)			62,276,390

	Number of
	Shares
Securities Lending Collateral** – 3.86%
Investment Companies
Mellon GSL DBT II Collateral Fund	984,434	984,434
BNY Mellon SL DBT II Liquidating Fund	1,271,805	1,247,513
†Mellon GSL Reinvestment Trust II	51,711	5
Total Securities Lending Collateral (cost $2,307,950)		2,231,952

Total Value of Securities – 111.62%
(cost $64,924,461)		64,508,342 ©
Obligation to Return Securities Lending Collateral** – (3.99%)		(2,307,950)
Liabilities Net of Receivables and Other Assets (See Notes) – (7.63%)z		(4,408,923)
Net Assets Applicable to 6,276,375 Shares Outstanding – 100.00%		$57,791,469

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP – Columbian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
KRW – South Korean Won
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
TRY – Tirkish Lira
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of July 31, 2009.
†Non income producing security.
‡Non income producing security. Security is currently in default.
≠The rate shown is the effective yield at time of purchase.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $2,281,575 of securities loaned.
¥Fully or partially pledged as collateral for financial futures contracts.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
zOf this amount, $6,430,878 represents payable for securities purchased as of July 31, 2009.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2009, the aggregate amount of Rule 144A securities was $8,078,523 which represented 13.98% of the Portfolio’s net assets. See Note 5 in "Notes."
@Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $1,587,074 which represented 2.75% of the Portfolio’s net assets. See Note 5 in “Notes."
ÕRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2009, the aggregate amount of the restricted securities was $612,668 or 1.06% of the Portfolio's net assets. See Note 5 in "Notes."

Investment	Date of Acquisition	Cost	Value
Countrywide Alternative Loan Trust Series 2005-63 3A1 5.888% 11/25/35	9/28/05	$477,012	$280,083
Countrywide Home Loan Mortgage Pass Through Trust
Series 2006-HYB3 3A1A 6.046% 5/20/36	3/29/06	419,983	247,586
Renaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	5/14/07	36,763	31,825
Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	12/17/04	62,868	53,174
Total			$612,668

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
REMIC – Real Estate Mortgage Investment Conduit
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, financial futures contracts and swap contracts were outstanding at July 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	172,176	USD	(142,338)	8/4/09	$1,614
AUD	304,021	USD	(249,373)	8/31/09	4,245
BRL	99,933	USD	(49,423)	8/31/09	3,793
CAD	59,373	USD	(54,880)	8/31/09	237
CAD	201,072	USD	(185,606)	8/31/09	1,054
COP	320,308,000	USD	(161,608)	8/31/09	(4,967)
EUR	58,193	USD	(82,810)	8/31/09	137
GBP	63,848	USD	(105,152)	9/1/09	1,494
GBP	72,211	USD	(119,139)	9/1/09	1,476
IDR	285,880,000	USD	(28,683)	8/31/09	(65)
KRW	105,145,600	USD	(84,836)	8/31/09	1,137
NOK	939,145	USD	(151,365)	8/31/09	1,667
NOK	1,584,400	USD	(255,161)	8/31/09	3,015
NZD	(4,134)	USD	2,694	8/31/09	(38)
NZD	(127,635)	USD	83,345	8/31/09	(1,003)
PLN	734,192	USD	(248,912)	8/31/09	2,926
SEK	1,618,700	USD	(217,900)	8/31/09	6,426
TRY	305,444	USD	(204,653)	8/31/09	1,557
					$24,705

Financial Futures Contracts1

	Notional			Unrealized
Contracts to Sell	Proceeds	Notional Value	Expiration Date	Depreciation
(12) U.S. Treasury 10 yr Notes	$(1,405,277)	$(1,407,375)	9/21/09	$(2,098)

Swap Contracts1
Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclay’s
Macy’s 10 yr CDS	$175,000	5.00%	6/20/19	$(20,929)
JPMorgan Chase Bank
Donnelley (R.R.) 5yr CDS	310,000	5.00%	6/20/14	(41,710)
	$485,000			$(62,639)
Protection Sold:
Barclay’s
CDX High Yield 12 CDS	$1,104,500	5.00%	6/20/14	$113,379
	$1,104,500			$113,379
Total				$50,740

The use of foreign currency exchange contracts, financial futures contracts and swap contracts involve elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust - The Core Plus Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$65,105,119
Aggregate unrealized appreciation	2,846,042
Aggregate unrealized depreciation	(3,442,819)
Net unrealized depreciation	$(596,777)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $5,421,304 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $394,175 expires in 2013; $1,651,932 expires in 2014; $1,588,204 expires in 2015 and $1,786,993 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$20,527,484	$746,907	$21,274,391
Corporate Debt	-	31,818,536	123,450	31,941,986
Foreign Debt	-	2,239,484	457,722	2,697,206
Municipal Bonds	-	262,083	-	262,083
U.S. Treasury Obligations	521,228	-	-	521,228
Short-Term	-	5,480,015	-	5,480,015
Securities Lending Collateral	984,434	1,247,513	5	2,231,952
Other	-	99,481	-	99,481
Total	$1,505,662	$61,674,596	$1,328,084	$64,508,342

Derivatives	$-	$(28,133)	$-	$(28,133)

The following are the reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

		Agency, Asset-
		Backed and
		Mortgage-			Securities
		Backed	Foreign	Corporate	Lending
	Total	Securities	Debt	Debt	Collateral
Balance as of 10/31/08	$2,619,889	$2,192,482	$222,036	$202,579	$2,792
Net realized loss	(261,661)	(106,945)	-	(154,716)	-
Net change in unrealized
appreciation/depreciation	315,664	74,251	84,778	159,422	(2,787)
Net purchases, sales, and settlements	(1,345,808)	(1,412,881)	150,908	(83,835)	-
Balance as of 7/31/09	$1,328,084	$746,907	$457,722	$123,450	$5

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$119,144	$39,153	$84,778	$(2,000)	$(2,787)

3. Derivatives
The Portfolio applies Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Financial Futures Contracts
The Portfolio may use futures in the normal course of pursuing its investment objective. The Portfolio may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is minimal counterparty credit risk to a Portfolio because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees against default.

Written Options
During the period ended July 31, 2009, the Portfolio entered into options contracts in the normal course of pursuing its investment objectives. The Portfolio may write options contracts for any number of reasons, including: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Portfolio may write calls or puts on securities, financial indices, and foreign currencies. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to minimal counterparty credit risk.

Transactions in written options during the period ended July 31, 2009 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2008	-	$-
Options written	1	1,654
Options terminated in closing purchase transactions	(1)	(1,654)
Options outstanding at July 31, 2009	-	$-

Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2009, the Portfolio entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipts), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

The Portfolio may sell credit default swaps which expose it to risk of loss from credit risk related events specified in the contract. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default. As disclosed in the footnotes to the schedule of investments, the aggregate fair value of credit default swaps in a net liability position as of July 31, 2009 was $113,379. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps was $340,000. If a credit event had occurred as of July 31, 2009, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolio would have been required to pay $619,500 less the value of the contracts’ related reference obligations.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

Fair values of derivative instruments as of July 31, 2009 was as follows:

	Asset Derivatives		Liability Derivatives

	Schedule of Investments		Schedule of Investments
	Location	Fair Value	Location	Fair Value
	Liabilities net of		Liabilities net of
Foreign exchange contracts	receivables and other		receivables and other
(Currency)	assets	$30,777	assets	$(6,072)
	Liabilities net of		Liabilities net of
	receivables and other		receivables and other
Interest rate contracts (Futures)	assets	-	assets	(2,098)
	Liabilities net of		Liabilities net of
	receivables and other		receivables and other
Credit contracts (Swaps)	assets	113,379	assets	(62,639)
Total		$144,156		$(70,809)

The effect of derivative instruments on the statement of operations for the period ended July 31, 2009 was as follows:

			Change in Unrealized
	Location of Gain or Loss on	Realized Gain or Loss	Appreciation or Depreciation
	Derivatives Recognized in	on Derivatives	on Derivatives Recognized
	Income	Recognized in Income	in Income
	Net realized and unrealized gain
	(loss) on investments and foreign
	currencies from foreign
Foreign exchange contracts (Currency)	currencies	$(391,295)	$21,316
	Net realized and unrealized gain
	(loss) on investments and foreign
Interest rate contracts (Futures)	currencies from futures contracts	107,151	(6,686)
	Net realized and unrealized gain
	on investments and foreign
Written options contracts (Options)	currencies from options contracts	15,623	-
	Net realized and unrealized gain
	(loss) on investments and foreign
Credit contracts (Swaps)	currencies from swap contracts	(78,379)	16,404
Total		$(346,900)	$31,034

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of the securities on loan was $2,281,575, for which the Portfolio received collateral, comprised of non-cash collateral valued at $26,000, and cash collateral of $2,307,950. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the Untied States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio invests in fixed income securities whose value is derived from underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust—The Emerging Markets Portfolio

July 31, 2009

	Number of
	Shares	Value (U.S.$)
Common Stock – 91.61%Δ
Brazil – 7.37%
AES Tiete	235,194	$2,252,367
Companhia de Concessoes Rodoviarias	627,037	5,984,742
Companhia Vale do Rio Doce ADR	380,900	6,256,476
CPFL Energia	286,447	5,035,081
*CPFL Energia ADR	13,000	683,670
Redecard	832,700	12,392,326
Santos-Brasil	260,599	1,731,740
Vale ADR	610,800	10,505,761
		44,842,163
Chile – 1.19%
Banco Santander ADR	105,100	5,161,461
#Inversiones Aguas Metropolitan 144A ADR	92,800	2,057,460
		7,218,921
China – 19.02%■
China BlueChemical	6,522,000	3,660,806
*China Construction Bank	25,298,000	20,402,007
China Merchants Holdings International	3,558,000	11,753,105
*China Mobile	1,044,500	10,970,832
China Power International Development	17,951,000	6,439,322
China Shenhua Energy Series H	2,769,000	11,308,458
China Shipping Development	7,654,000	11,594,800
*China Yurun Food Group	3,414,000	5,400,832
CNOOC	4,481,000	6,024,893
COSCO Pacific	7,368,000	10,286,878
*Industrial & Commercial Bank of China Series H	24,939,281	17,956,630
		115,798,563
Colombia – 1.40%
BanColombia ADR	265,400	8,521,994
		8,521,994
Czech Republic – 4.32%
CEZ	184,222	9,920,752
Komercni Banka	57,129	9,863,336
Telefonica o2 Czech Republic	238,354	6,510,952
		26,295,040
Egypt – 2.89%
MobiNil-Egyptian Mobile Services	108,819	4,197,220
Orascom Telecom Holding GDR	389,767	13,407,985
		17,605,205
Israel – 1.45%
Bezeq Israeli Telecommunication	4,441,496	8,803,387
		8,803,387
Kazakhstan – 1.03%
KazMunaiGas Exploration Production GDR	289,780	6,244,759
		6,244,759
Malaysia – 0.71%
Tanjong	1,005,600	4,339,282
		4,339,282
Mexico – 5.64%
America Movil Series L ADR	162,800	7,002,028
*Banco Compartamos	1,491,800	4,935,958
*Grupo Aeroportuario del Pacifico ADR	254,000	7,089,140
Grupo Modelo Series C	788,900	3,085,714
Grupo Televisa ADR	438,000	7,923,420
Kimberly-Clark de Mexico Class A	1,038,400	4,324,210
		34,360,470
Philippines – 1.73%
Philippine Long Distance Telephone ADR	200,500	10,560,335
		10,560,335
Poland – 1.55%
Bank Pekao	187,973	9,408,181
		9,408,181
Republic of Korea – 4.35%
†KB Financial Group	245,968	10,682,016
KT&G	271,184	15,813,707
		26,495,723
Russia – 7.62%
Gazprom ADR	674,650	13,594,198
LUKOIL ADR	321,664	16,256,899
Mobile TeleSystems ADR	393,600	16,527,263
		46,378,360
Singapore – 3.01%
Singapore Telecommunications	7,536,000	18,326,848
		18,326,848

South Africa – 5.64%
African Bank Investments	3,851,568	14,875,192
Pretoria Portland Cement	1,332,946	4,988,241
Sasol	363,187	13,011,081
Telkom	298,474	1,486,601
		34,361,115
Taiwan – 12.59%
Asustek Computer	6,358,848	10,078,028
Chinatrust Financial Holding	10,369,815	6,558,173
*Chunghwa Telecom ADR	555,953	9,706,943
Far EasTone Telecommunications	5,923,765	6,969,135
Lite-On Technology	10,872,966	12,377,485
MediaTek	696,965	10,015,820
President Chain Store	1,583,376	4,140,618
Taiwan Semiconductor Manufacturing	9,361,588	16,805,776
		76,651,978
Thailand – 2.93%
Kasikornbank Foreign	1,506,054	3,540,532
PTT PCL	1,587,400	11,195,298
Siam Cement NVDR	575,900	3,113,888
		17,849,718
Turkey – 7.17%
Akbank	2,769,625	15,626,326
Tofas Turk Otomobil Fabrikasi	1,521,071	3,184,623
Tupras Turkiye Petrol Rafine	437,621	5,652,096
Turkcell Iletisim Hizmet	3,016,081	19,169,572
		43,632,617
Total Common Stock (cost $571,336,726)		557,694,659
Preferred Stock – 6.26%
Brazil – 2.44%
AES Tiete	228,400	2,484,737
Investimentos Itau	2,437,063	12,355,100
		14,839,837
Republic of Korea – 3.82%
Hyundai Motor	324,550	9,542,465
Samsung Electronics	36,188	13,747,711
		23,290,176
Total Preferred Stock (cost $38,724,814)		38,130,013

Right – 0.04%
GBP Financial Group	19,108	247,696
Total Right (cost $0)		247,696

	Principal
	Amount (U.S.$)
≠Discount Note – 1.96%
Federal Home Loan Bank 0.09% 8/3/09	$11,924,093	11,924,033
Total Discount Note (cost $11,924,033)		11,924,033

Total Value of Securities Before Security Lending Collateral – 99.87%
(cost $621,985,573)		607,996,401

	Number of
	Shares
Securities Lending Collateral** – 3.30%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,035,779	5,035,779
BNY Mellon SL DBT II Liquidating Fund	15,312,839	15,020,364
†Mellon GSL Reinvestment Trust II	575,855	58
Total Securities Lending Collateral (cost $20,924,473)		20,056,201

Total Value of Securities – 103.17%
(cost $642,910,046)		628,052,602	©
Obligation to Return Security Lending Collateral** – (3.44%)		(20,924,473)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.27%		1,635,941
Net Assets Applicable to 68,032,303 Shares Outstanding – 100.00%		$608,764,070

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2009, the aggregate amount of Rule 144A securities was $2,057,460, which represented 0.34% of the Portfolio’s net assets. See Note 4 in "Notes.”
■Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
†None income producing security.
≠The rate shown is the effective yield at time of purchase.
**See Note 4 in "Notes."
©Includes $19,957,317 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Emerging Markets Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$647,058,727
Aggregate unrealized appreciation	57,867,043
Aggregate unrealized depreciation	(76,873,168)
Net unrealized depreciation	$(19,006,125)

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$555,637,199	$2,057,460	$-	$557,694,659
Short-Term	-	11,924,033	-	11,924,033
Securities Lending Collateral	5,035,779	15,020,364	58	20,056,201
Other	38,130,013	247,696	-	38,377,709
Total	$598,802,991	$29,249,553	$58	$628,052,602

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$31,096
Net transfers in and/or out of Level 3	-
Net change in unrealized
appreciation/depreciation	(31,038)
Balance as of 7/31/09	$58

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(31,038)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio exposure to the counterparty. There were no foreign currency exchange contracts outstanding at July 31, 2009.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of the securities on loan was $19,957,317, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures. Rule 144A securities have been identified on the schedule of investments.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio

July 31, 2009

	Number of
	Shares	Value
Common Stock – 95.93%²
Basic Industry/Capital Goods – 3.00%
Graco	3,400	$84,116
		84,116
Business Services – 11.35%
Expeditors International of Washington	3,150	106,880
Heartland Payment Systems	9,400	100,204
†VeriFone Holdings	12,300	110,823
		317,907
Consumer Durables – 1.92%
Gentex	3,600	53,892
		53,892
Consumer Non-Durables – 15.92%
DineEquity	2,250	55,598
Fastenal	2,450	87,147
†NetFlix	1,900	83,486
†Peet's Coffee & Tea	4,250	116,747
†Whole Foods Market	4,250	102,807
		445,785
Consumer Services – 9.43%
†Interval Leisure Group	5,100	53,805
Strayer Education	400	84,952
Weight Watchers International	4,500	125,460
		264,217
Energy – 4.30%
Core Laboratories	1,400	120,274
		120,274
Financials – 12.45%
†Affiliated Managers Group	1,850	122,137
†IntercontinentalExchange	1,025	96,412
optionsXpress Holdings	7,200	130,104
		348,653
Health Care – 8.62%
†Abiomed	6,000	45,300
†Intuitive Surgical	400	90,928
Techne	1,650	105,303
		241,531
Technology – 25.14%
Blackbaud	4,000	74,800
†J2 Global Communications	4,750	113,952
†priceline.com	825	106,936
†SBA Communications Class A	4,050	105,665
Tandberg	6,000	127,195
†Teradata	3,650	89,681
†Verisign	4,200	85,848
		704,077
Transportation – 3.80%
C.H. Robinson Worldwide	1,950	106,334
		106,334
Total Common Stock (cost $2,469,711)		2,686,786

	Principal
	Amount
≠Discount Note – 4.75%
Federal Home Loan Bank 0.09% 8/3/09	$133,001	133,000
Total Discount Note (cost $133,000)		133,000

Total Value of Securities Before Securities Lending Collateral – 100.68%		2,819,786
(cost $2,602,711)

	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	13,796	1
Total Securities Lending Collateral (cost $13,796)		1

Total Value of Securities – 100.68%
(cost $2,616,507)		2,819,787
Obligation to Return Securities Lending Collateral* – (0.49%)		(13,796)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.19%)		(5,316)
Net Assets Applicable to 351,171 Shares Outstanding – 100.00%		$2,800,675

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*See Note 3 in “Notes.”
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Focus Smid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$2,908,283
Aggregate unrealized appreciation	302,398
Aggregate unrealized depreciation	(390,894)
Net unrealized depreciation	$(88,496)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $636,923 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$2,686,786	$-	$-	$2,686,786
Short-Term	-	133,000	-	133,000
Securities Lending Collateral	-	-	1	1
Total	$2,686,786	$133,000	$1	$2,819,787

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$745
Net change in unrealized
appreciation/depreciation	(744)
Balance as of 7/31/09	$1

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(744)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2009.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or 2transactions other than those already disclosed that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Fixed Income Portfolio

July 31, 2009

		Principal	Value
		Amount°	(U.S. $)
Bonds – 97.66%
Australia – 8.07%
Australian Government
5.25% 3/15/19	AUD	3,320,000	$2,704,916
5.75% 5/15/21	AUD	3,350,000	2,815,786
6.25% 4/15/15	AUD	3,200,000	2,775,221
6.50% 5/15/13	AUD	3,160,000	2,762,215
			11,058,138
Belgium – 1.78%
Kingdom of Belgium 5.50% 9/28/17	EUR	1,500,000	2,438,180
			2,438,180
Denmark – 1.62%
Kingdom of Denmark 2.75% 11/15/11	USD	2,150,000	2,214,728
			2,214,728
France – 4.53%
Agence Francaise de Developement 1.80% 6/19/15	JPY	600,000,000	6,203,771
			6,203,771
Germany – 9.62%
Deutschland Republic 3.75% 1/4/17	EUR	700,000	1,046,566
DSL Bank 1.75% 10/7/09	JPY	145,000,000	1,535,708
KFW 5.25% 7/4/12	EUR	3,063,000	4,738,882
Rentenbank
1.375% 4/25/13	JPY	429,000,000	4,494,119
5.00% 2/15/13	USD	1,260,000	1,363,989
			13,179,264
Greece – 2.79%
Hellenic Government 5.25% 5/18/12	EUR	2,499,000	3,825,378
			3,825,378
Ireland – 3.40%
Republic of Ireland
4.50% 10/18/18	EUR	1,829,000	2,579,723
5.00% 4/18/13	EUR	1,364,000	2,073,451
			4,653,174
Italy – 15.53%
Italy Buoni Poliennali Del Tesoro
3.75% 8/1/15	EUR	1,671,000	2,455,689
4.00% 2/1/37	EUR	5,357,000	6,588,491
4.50% 2/1/18	EUR	1,800,000	2,706,393
4.75% 2/1/13	EUR	3,000,000	4,598,487
Republic of Italy 3.70% 11/14/16	JPY	440,000,000	4,932,525
			21,281,585
Japan – 8.80%
Development Bank of Japan 2.30% 3/19/26	JPY	180,000,000	1,909,022
Japan Finance Organization for Municipal Enterprises
1.55% 2/21/12	JPY	95,000,000	1,029,881
2.00% 5/9/16	JPY	360,000,000	4,007,248
Japan Government
10 Year Bond 1.20% 6/20/11	JPY	350,000,000	3,763,298
30 Year Bond 2.30% 6/20/35	JPY	128,000,000	1,348,705
			12,058,154
Mexico – 4.42%
Mexican Bonos
8.00% 12/23/10	MXN	2,634,100	208,584
9.00% 12/20/12	MXN	9,220,700	756,087
9.50% 12/18/14	MXN	15,500,000	1,295,299
10.00% 12/5/24	MXN	43,886,000	3,790,660
			6,050,630
Netherlands – 4.46%
Deutsche Telekom International Finance 8.75% 6/15/30	USD	758,000	983,179
E.ON International Finance 5.80% 4/30/18	USD	1,350,000	1,460,065

ING Bank
3.90% 3/19/14	USD	1,360,000	1,401,464
•6.125% 5/29/23	EUR	896,000	1,218,068
Telefonica Europe 8.25% 9/15/30	USD	818,000	1,049,085
			6,111,861
Norway – 4.78%
Eksportfinans 1.80% 6/21/10	JPY	615,000,000	6,541,698
			6,541,698
Poland – 7.68%
Poland Government
5.25% 10/25/17	PLN	21,029,000	6,961,817
5.75% 9/23/22	PLN	3,566,000	1,181,162
6.25% 10/24/15	PLN	6,700,000	2,377,846
			10,520,825
Spain – 1.50%
Instituto de Credito Oficial 5.375% 7/2/12	USD	1,290,000	1,392,328
Telefonica Emisiones 5.877% 7/15/19	USD	600,000	659,272
			2,051,600
Supranational – 2.43%
European Investment Bank 1.90% 1/26/26	JPY	292,600,000	2,918,210
Nordic Investment Bank 1.70% 4/27/17	JPY	40,000,000	415,272
			3,333,482
United Kingdom – 4.55%
HSBC Holdings 6.25% 3/19/18	EUR	900,000	1,402,807
•Lloyds TSB Bank 5.625% 3/5/18	EUR	1,237,000	1,721,125
•Standard Life 6.375% 7/12/22	EUR	540,000	665,681
Standard Chartered Bank 5.875% 9/26/17	EUR	850,000	1,234,009
Tesco 5.50% 11/15/17	USD	1,262,000	1,208,961
			6,232,583
United States – 11.70%
Bank of America
5.65% 5/1/18	USD	2,000,000	1,910,848
7.625% 6/1/19	USD	425,000	461,772
U.S. Treasury Bonds
4.50% 5/15/38	USD	594,000	612,563
7.50% 11/15/24	USD	896,000	1,233,400
U.S. Treasury Notes
1.75% 1/31/14	USD	3,240,000	3,160,274
3.625% 6/15/10	USD	1,300,000	1,336,309
3.75% 11/15/18	USD	5,480,000	5,592,193
4.00% 8/15/18	USD	1,100,000	1,144,774
•Zurich Finance 4.50% 6/15/25	EUR	450,000	574,923
			16,027,056
Total Bonds (cost $127,574,385)			133,782,107

≠Discount Note – 0.70%
Federal Home Loan Bank 0.09% 8/3/09	USD	969,008	969,003
Total Discount Note (cost $969,003)			969,003

Total Value of Securities Before Securities Lending – 98.36%
(cost $128,543,388)			134,751,110

		Number of
		Shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II		16,817	2
Total Securities Lending Collateral (cost $16,817)			2

Total Value of Securities – 98.36%
(cost $128,560,205)			134,751,112
Obligation to Return Securities Lending Collateral* – (0.01%)			(16,817)
Receivables and Other Assets Net of Liabilities (See Notes) – 1.65%			2,256,100
Net Assets Applicable to 12,666,587 Shares Outstanding – 100.00%			$136,990,395

°Principal amount is stated in the currency in which each security is denominated.

AUD – Australian Dollar
EUR – European Monetary Unit
GBP– British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
PLN – Polish Zloty
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of July 31, 2009.
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.
*See Note 4 in “Notes.”

The following cross foreign currency exchange contracts were outstanding at July 31, 2009:

Foreign Currency Exchange Contract1

			Unrealized
Contracts to (Deliver)	In Exchange For	Settlement Date	Appreciation
EUR (12,894,703)	GBP 11,128,000	10/30/09	$205,031

The use of cross foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation is reflected in the Portfolio’s net assets.

[1]See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Global Fixed Income Portfolio (Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts and cross foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$128,624,451
Aggregate unrealized appreciation	8,333,521
Aggregate unrealized depreciation	(2,206,860)
Net unrealized appreciation	$6,126,661

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $1,174,683 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2008 will expire as follows: $167,312 expires in 2014 and $1,007,371 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$-	$2,947,543	$-	$2,947,543
Foreign Debt	-	117,755,052	-	117,755,052
U.S. Treasury Obligations	13,079,512	-	-	13,079,512
Short-Term	-	969,003	-	969,003
Securities Lending Collateral	-	-	2	2
Total	$13,079,512	$121,671,598	$2	$134,751,112

Derivatives	$-	$205,031	$-	$205,031

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$908
Net change in unrealized
appreciation/depreciation	(906)
Balance as of 7/31/09	$2

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(906)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts and cross foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss.

When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with the Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2009.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Global Real Estate Securities Portfolio

July 31, 2009
	Number of	Value
	Shares	(U. S. $)
Common Stock– 95.05%Δ
Australia – 10.06%
*CFS Retail Property Trust	493,943	$708,482
Dexus Property Group	401,188	244,940
GPT Group	962,500	426,643
Mirvac Group	422,323	450,343
Stockland	170,054	448,008
Westfield Group	329,850	3,125,607
		5,404,023
Austria – 0.76%
†Atrium European Real Estate	78,563	410,951
		410,951
Brazil – 0.72%
†BR Malls Participacoes	37,426	389,102
		389,102
Canada – 1.81%
Boardwalk Real Estate Investment Trust	13,828	424,203
*RioCan Real Estate Investment Trust	37,919	546,251
		970,454
Finland – 0.75%
Sponda	138,458	400,609
		400,609
France – 5.55%
Klepierre	22,088	631,529
*Unibail-Rodamco	13,436	2,347,831
		2,979,360
Hong Kong – 22.22%
China Overseas Land & Investment	419,164	1,034,138
China Resources Land	456,669	1,116,062
Hang Lung Group	148,891	771,366
Henderson Land Development	199,655	1,319,037
Kowloon Development	367,000	373,163
Link REIT	311,116	706,548
Midland Holdings	428,114	343,050
New World China Land	870,806	549,461
*New World Development	193,323	461,490
Shenzhen Investment	561,113	280,200
Shimao Property Holdings	333,347	670,148
Shun Tak Holdings	660,830	541,465
Sun Hung Kai Properties	247,735	3,768,841
		11,934,969
Italy – 0.38%
*Beni Stabili	267,081	205,372
		205,372
Japan – 12.47%
*Japan Real Estate Investment	90	753,369
Kenedix Realty Investment	100	335,042
Mitsubishi Estate	127,512	2,125,312
Mitsui Fudosan	116,700	2,146,151
*Nippon Accommodations Fund	57	283,147
Nippon Building Fund	79	709,718
ORIX REIT	70	344,766
		6,697,505
Malaysia – 0.58%
KLCC Property Holdings	349,170	313,237
		313,237
Netherlands – 1.12%
*Corio	10,820	599,597
		599,597
Singapore – 2.95%
CapitaLand	340,145	902,831
Parkway Life Real Estate Investment Trust	446,741	316,617
*Suntec Real Estate Investment REIT	481,000	364,293
		1,583,741
Sweden – 0.55%
Hufvudstaden Class A	45,076	295,429
		295,429
Taiwan – 0.49%
Cathay Real Estate Development	612,000	261,140
		261,140

United Kingdom – 5.35%
British Land	69,776	507,316
Great Portland Estates	133,671	518,593
Hammerson	115,674	666,635
Land Securities Group	80,106	715,231
Segro	44,671	205,954
Shaftesbury	46,769	257,620
		2,871,349
United States – 29.29%
AMB Property	21,267	421,299
*AvalonBay Communities	7,604	442,553
BioMed Realty Trust	16,650	194,472
*Boston Properties	7,774	411,245
Brandywine Realty Trust	28,280	231,330
Camden Property Trust	11,750	346,743
*Digital Realty Trust	20,058	813,352
Duke Realty	35,100	333,099
EastGroup Properties	5,250	182,280
Entertainment Properties Trust	9,800	267,638
*Equity Lifestyle Properties	5,000	208,350
Equity Residential	21,604	518,496
*Federal Realty Investment Trust	5,329	304,019
HCP	32,472	836,478
*Health Care REIT	14,575	583,875
Host Hotels & Resorts	51,300	465,804
Kimco Realty	44,858	441,403
LaSalle Hotel Properties	14,400	214,704
*Macerich	14,356	282,383
Mack-Cali Realty	10,350	288,869
National Retail Properties	12,600	248,346
Nationwide Health Properties	17,000	493,340
ProLogis	52,700	463,233
PS Business Parks	3,100	160,301
*Public Storage	17,196	1,247,913
*Regency Centers	10,780	345,822
Senior Housing Properties Trust	20,300	378,798
*Simon Property Group	35,957	2,003,523
SL Green Realty	10,925	281,647
*Tanger Factory Outlet Centers	8,200	291,428
*Taubman Centers	8,200	218,202
UDR	22,400	234,080
Ventas	20,950	739,535
Vornado Realty Trust	16,357	834,534
		15,729,094
Total Common Stock (cost $49,670,703)		51,045,932

Closed-End Fund – 0.87%
†ProLogis European Properties	105,100	468,871
Total Closed-End Fund (cost $349,588)		468,871

	Principal
	Amount
	(U.S. $)
≠Discount Note – 4.84%
Federal Home Loan Bank 0.09% 8/3/09	$2,599,020	2,599,007
Total Discount Note (cost $2,599,007)		2,599,007

Total Value of Securities Before Securities Lending Collateral – 100.76%
(cost $52,619,298)		54,113,810

	Number of
	Shares
Securities Lending Collateral** – 11.80%
Investment Companies
Mellon GSL DBT II Collateral Fund	1,763,142	1,763,142
BNY Mellon SL DBT II Liquidating Fund	4,665,294	4,576,187
†Mellon GSL Reinvestment Trust II	415,589	42
Total Securities Lending Collateral (cost $6,844,025)		6,339,371

Total Value of Securities – 112.56%
(cost $59,463,323)		60,453,181	©
Obligation to Return Securities Lending Collateral**– (12.74%)		(6,844,025)
Receivables Net of Liabilities and Other Assets (See Notes) – 0.18%		96,169
Net Assets Applicable to 11,585,890 Shares Outstanding – 100.00%		$53,705,325

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
**See Note 4 in “Notes.”
†Non income producing security.
©Includes $6,597,857 of securities loaned.
≠The rate shown is the effective yield at time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust -The Global Real Estate Securities Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$73,020,411
Aggregate unrealized appreciation	3,871,875
Aggregate unrealized depreciation	(16,439,105)
Net unrealized depreciation	$(12,567,230)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $55,001,975 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,245,667 expires in 2015 and $53,756,308 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$51,514,803	$-	$-	$51,514,803
Short-Term	-	2,599,007	-	2,599,007
Securities Lending Collateral	1,763,142	4,576,187	42	6,339,371
Total	$53,277,945	$7,175,194	$42	$60,453,181

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$22,442
Net transfers in and/or out of Level 3	-
Net change in unrealized
appreciation/depreciation	(22,400)
Balance as of 7/31/09	$42

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(22,400)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio exposure to the counterparty. There were no foreign currency exchange contracts outstanding at July 31, 2009.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of the securities on loan was $6,597,857, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The High-Yield Bond Portfolio

July 31, 2009

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Convertible Bonds – 1.44%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24	$45,000	$31,725
Interpublic Group 4.25% exercise price $12.42, expiration date 3/15/23	55,000	49,981
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	35,000	28,653
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	20,000	0
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	70,000	58,713
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	120,000	101,700
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	51,000	44,561
Total Convertible Bonds (cost $281,494)		315,333

Corporate Bonds – 91.59%
Basic Industry – 9.72%
California Steel Industries 6.125% 3/15/14	85,000	76,075
Domtar 7.125% 8/15/15	85,000	76,500
#@Evraz Group 144A 9.50% 4/24/18	125,000	106,250
Freeport McMoRan Copper & Gold
8.25% 4/1/15	120,000	127,043
8.375% 4/1/17	25,000	26,538
Georgia-Pacific
7.70% 6/15/15	45,000	44,775
8.875% 5/15/31	95,000	90,725
Huntsman International
7.375% 1/1/15	65,000	53,625
7.875% 11/15/14	120,000	102,600
Innophos 8.875% 8/15/14	105,000	100,275
@#Innophos Holding 144A 9.50% 4/15/12	80,000	71,600
#MacDermid 144A 9.50% 4/15/17	150,000	116,250
#Nalco 144A 8.25% 5/15/17	20,000	20,900
•Noranda Aluminium Acquisition PIK 5.413% 5/15/15	114,040	61,582
Norske Skog Canada 8.625% 6/15/11	140,000	81,900
@#Norske Skogindustrier 144A 7.125% 10/15/33	100,000	51,500
@=Port Townsend 7.32% 8/27/12	11,725	8,501
@Potlatch 12.50% 12/1/09	175,000	176,723
Rock-Tenn 9.25% 3/15/16	85,000	89,888
Rockwood Specialties Group 7.50% 11/15/14	75,000	72,375
Ryerson
•8.403% 11/1/14	75,000	56,250
12.00% 11/1/15	45,000	40,275
#Sappi Papier Holding 144A 6.75% 6/15/12	110,000	88,933
@#Severstal 144A 9.75% 7/29/13	100,000	88,500
#Steel Dynamics 144A 8.25% 4/15/16	100,000	99,500
#Teck Resources 144A
10.25% 5/15/16	35,000	39,813
10.75% 5/15/19	55,000	64,281
#Vedanta Resources 144A 9.50% 7/18/18	100,000	91,750
		2,124,927
Brokerage – 0.72%
LaBranche 11.00% 5/15/12	170,000	157,675
		157,675
Capital Goods – 4.66%
#BWAY 144A 10.00% 4/15/14	150,000	153,000
*Graham Packaging 9.875% 10/15/14	165,000	158,813
Graphic Packaging International
9.50% 8/15/13	190,000	190,237
*#144A 9.50% 6/15/17	50,000	50,000
@Intertape Polymer 8.50% 8/1/14	55,000	29,425
Moog 7.25% 6/15/18	75,000	70,500
#Plastipak Holdings 144A
8.50% 12/15/15	55,000	52,525
10.625% 8/15/19	60,000	61,500
Pregis 12.375% 10/15/13	15,000	12,225
*RBS Global/Rexnord 11.75% 8/1/16	100,000	81,000
Solo Cup 8.50% 2/15/14	85,000	74,588
Thermadyne Holdings 10.00% 2/1/14	125,000	83,750
		1,017,563

Consumer Cyclical – 12.08%
*#Allison Transmission 144A 11.00% 11/1/15	135,000	123,525
Associated Materials 9.75% 4/15/12	60,000	51,975
Beazer Homes USA 8.625% 5/15/11	30,000	24,150
Building Materials Corporation of America 7.75% 8/1/14	95,000	87,994
Carrols 9.00% 1/15/13	30,000	29,175
Denny's Holdings 10.00% 10/1/12	50,000	50,250
*Dollar General PIK 11.875% 7/15/17	40,000	45,000
Ford Motor 7.45% 7/16/31	35,000	26,425
Ford Motor Credit
•3.26% 1/13/12	100,000	85,125
7.25% 10/25/11	30,000	28,183
7.375% 10/28/09	50,000	49,911
7.80% 6/1/12	100,000	94,054
*8.00% 6/1/14	80,000	73,963
9.875% 8/10/11	125,000	123,912
Goodyear Tire & Rubber
*9.00% 7/1/15	110,000	112,200
10.50% 5/15/16	30,000	32,325
Interface
9.50% 2/1/14	15,000	14,175
#144A 11.375% 11/1/13	15,000	15,863
#Invista 144A 9.25% 5/1/12	100,000	96,500
#Landry's Restaurants 144A 14.00% 8/15/11	50,000	49,875
Levi Strauss 9.75% 1/15/15	120,000	122,400
M/I Homes 6.875% 4/1/12	60,000	49,200
Macy's Retail Holdings
8.875% 7/15/15	105,000	108,866
10.625% 11/1/10	35,000	35,719
Meritage Homes
6.25% 3/15/15	20,000	16,450
7.00% 5/1/14	85,000	72,250
Mobile Mini 6.875% 5/1/15	80,000	68,800
Mohawk Industries 6.625% 1/15/16	60,000	55,695
New Albertson's 7.25% 5/1/13	35,000	34,475
*OSI Restaurant Partners 10.00% 6/15/15	41,000	32,185
Owens Corning 6.50% 12/1/16	60,000	56,295
Quiksilver 6.875% 4/15/15	78,000	51,480
*Rite Aid 9.375% 12/15/15	140,000	107,100
Ryland Group 8.40% 5/15/17	75,000	73,875
*Sally Holdings 10.50% 11/15/16	130,000	134,549
#Sealy Mattress 144A 10.875% 4/15/16	30,000	32,850
Tenneco 8.625% 11/15/14	20,000	17,300
Toys R Us
*7.625% 8/1/11	75,000	70,500
7.875% 4/15/13	55,000	46,338
#Toys R Us Property 144A 10.75% 7/15/17	35,000	36,050
*#TRW Automotive 144A 7.00% 3/15/14	100,000	89,500
USG
6.30% 11/15/16	110,000	86,625
#144A 9.75% 8/1/14	25,000	25,625
		2,638,707
Consumer Non-Cyclical – 5.49%
#Alliance One International 144A 10.00% 7/15/16	50,000	49,500
Bausch & Lomb 9.875% 11/1/15	105,000	105,262
Cornell 10.75% 7/1/12	40,000	40,500
Cott Beverages USA 8.00% 12/15/11	85,000	84,150
#Dole Food 144A 13.875% 3/15/14	75,000	84,375
Elan Finance 7.75% 11/15/11	90,000	89,775
#Ingles Markets 144A 8.875% 5/15/17	60,000	60,900
#JBS USA 144A 11.625% 5/1/14	90,000	91,575
JohnsonDiversey Holdings 10.67% 5/15/13	95,000	85,975
LVB Acquisition 11.625% 10/15/17	60,000	65,400
LVB Acquisition PIK 10.375% 10/15/17	45,000	48,375
#M-Foods Holdings 144A 9.75% 10/1/13	35,000	35,788
Smithfield Foods
7.75% 5/15/13	50,000	42,750
#144A 10.00% 7/15/14	85,000	89,038
SUPERVALU 8.00% 5/1/16	15,000	14,963
#Tyson Foods 144A 10.50% 3/1/14	50,000	55,750
Universal Hospital Services PIK 8.50% 6/1/15	60,000	58,500
Visant Holding 8.75% 12/1/13	95,000	95,949
		1,198,525

Energy – 10.16%
AmeriGas Partners 7.125% 5/20/16	1,000	975
Berry Petroleum 10.25% 6/1/14	30,000	31,500
Chesapeake Energy
6.375% 6/15/15	85,000	79,688
6.625% 1/15/16	40,000	37,550
9.50% 2/15/15	45,000	47,981
Complete Production Service 8.00% 12/15/16	75,000	64,500
Copano Energy 7.75% 6/1/18	75,000	70,875
Denbury Resources 9.75% 3/1/16	60,000	64,350
Dynergy Holdings 7.75% 6/1/19	115,000	92,144
El Paso 6.875% 6/15/14	105,000	104,306
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	20,000	19,825
Forest Oil 7.25% 6/15/19	75,000	71,719
Geophysique-Veritas
7.50% 5/15/15	15,000	14,475
7.75% 5/15/17	95,000	91,438
#Helix Energy Solutions Group 144A 9.50% 1/15/16	120,000	110,999
#Hilcorp Energy I 144A
7.75% 11/1/15	110,000	98,450
9.00% 6/1/16	5,000	4,625
#Holly 144A 9.875% 6/15/17	55,000	54,725
International Coal Group 10.25% 7/15/14	110,000	83,600
Key Energy Services 8.375% 12/1/14	90,000	79,988
Mariner Energy 8.00% 5/15/17	150,000	131,249
MarkWest Energy Partners 8.75% 4/15/18	65,000	60,775
Massey Energy 6.875% 12/15/13	170,000	164,899
OPTI Canada
7.875% 12/15/14	125,000	82,500
8.25% 12/15/14	13,000	8,645
PetroHawk Energy
7.875% 6/1/15	25,000	24,375
9.125% 7/15/13	60,000	62,550
Petroleum Development 12.00% 2/15/18	90,000	80,550
Quicksilver Resources 11.75% 1/1/16	90,000	99,113
Regency Energy Partners 8.375% 12/15/13	46,000	46,460
#SandRidge Energy 144A 9.875% 5/15/16	100,000	101,500
#Tennessee Gas Place 144A 8.00% 2/1/16	35,000	39,025
Whiting Petroleum 7.25% 5/1/13	95,000	95,475
		2,220,829
Finance & Investments – 6.70%
•BAC Capital Trust XIV 5.63% 12/31/49	110,000	64,934
BB&T Capital Trust I 5.85% 8/18/35	15,000	11,885
BB&T Capital Trust II 6.75% 6/7/36	15,000	12,334
Capital One Capital V 10.25% 8/15/39	70,000	71,393
Capital One Financial 6.15% 9/1/16	25,000	22,379
•Citigroup Capital XXI 8.30% 12/21/57	50,000	42,125
#GMAC 144A
6.00% 12/15/11	60,000	54,300
6.625% 5/15/12	72,000	65,880
6.875% 9/15/11	175,000	163,187
6.875% 8/28/12	90,000	82,350
International Lease Finance
5.25% 1/10/13	30,000	20,872
5.35% 3/1/12	10,000	7,350
5.55% 9/5/12	35,000	24,744
5.625% 9/20/13	55,000	38,415
6.375% 3/25/13	30,000	20,888
6.625% 11/15/13	50,000	34,643
JPMorgan Chase Capital XXV 6.80% 10/1/37	15,000	13,753
MetLife 6.40% 12/15/36	185,000	145,630
@#Nuveen Investments 144A 10.50% 11/15/15	190,000	135,850
@Popular North America Capital Trust I 6.564% 9/15/34	120,000	44,493
•#Rabobank Nederland 144A 11.00% 12/29/49	75,000	87,607
•USB Capital IX 6.189% 4/15/49	85,000	60,797
•Wells Fargo Capital XIII 7.70% 12/29/49	150,000	130,599
Zions Bancorporation
5.50% 11/16/15	45,000	29,608
5.65% 5/15/14	10,000	6,565
6.00% 9/15/15	110,000	72,352
		1,464,933

Media – 5.64%
Belo 6.75% 5/30/13	65,000	54,275
‡#Charter Communications Operating 144A
*8.00% 4/30/12	20,000	20,050
8.375% 4/30/14	50,000	50,125
10.875% 9/15/14	280,000	303,799
CSC Holdings
6.75% 4/15/12	50,000	50,000
#144A 8.50% 6/15/15	50,000	51,750
DIRECTV Holdings 7.625% 5/15/16	60,000	61,050
EchoStar DBS 7.125% 2/1/16	55,000	53,625
#Expedia 144A 8.50% 7/1/16	70,000	71,400
Interpublic Group
6.25% 11/15/14	34,000	31,110
#144A 10.00% 7/15/17	30,000	31,500
Lamar Media
6.625% 8/15/15	115,000	99,775
*Mediacom Capital 9.50% 1/15/13	70,000	70,000
Nielsen Finance
10.00% 8/1/14	70,000	70,700
11.50% 5/1/16	20,000	21,050
11.625% 2/1/14	5,000	5,288
#144A 11.625% 2/1/14	30,000	31,725
#Rainbow National Services 144A 10.375% 9/1/14	25,000	26,250
*#Univision Communications 144A 12.00% 7/1/14	10,000	10,700
Videotron
6.375% 12/15/15	20,000	18,700
9.125% 4/15/18	95,000	99,038
		1,231,910
Real Estate – 0.59%
Developers Diversified Realty 5.375% 10/15/12	90,000	76,784
Ventas Realty 6.50% 6/1/16	55,000	51,975
		128,759
Services Cyclical – 9.63%
*Aramark 8.50% 2/1/15	150,000	151,875
Cardtronics 9.25% 8/15/13	185,000	174,825
Delta Air Lines 7.92% 11/18/10	50,000	44,500
FTI Consulting 7.625% 6/15/13	55,000	55,138
@#Galaxy Entertainment Finance 144A 9.875% 12/15/12	140,000	133,700
Gaylord Entertainment
6.75% 11/15/14	50,000	40,750
8.00% 11/15/13	105,000	95,025
Global Cash Access 8.75% 3/15/12	120,000	115,200
#Harrah's Operating Escrow 144A 11.25% 6/1/17	170,000	172,974
Hertz
8.875% 1/1/14	70,000	67,725
*10.50% 1/1/16	65,000	62,400
Kansas City Southern Railway 13.00% 12/15/13	40,000	45,000
Lender Processing Services 8.125% 7/1/16	65,000	65,975
MGM MIRAGE
*6.625% 7/15/15	30,000	21,900
*7.50% 6/1/16	95,000	69,825
*7.625% 1/15/17	75,000	55,125
#144A 11.125% 11/15/17	45,000	49,725
#144A 13.00% 11/15/13	120,000	135,900
Pinnacle Entertainment 7.50% 6/15/15	115,000	102,638
@#Pokagon Gaming Authority 144A 10.375% 6/15/14	110,000	110,000
RSC Equipment Rental 9.50% 12/1/14	115,000	99,188
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	145,000	123,744
8.03% 10/1/20	35,000	30,212
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	125,000	80,625
		2,103,969
Services Non-Cyclical – 6.36%
Alliance Imaging 7.25% 12/15/12	80,000	78,000
#Ashtead Capital 144A 9.00% 8/15/16	100,000	86,500
Casella Waste Systems
9.75% 2/1/13	110,000	95,150
#144A 11.00% 7/15/14	10,000	10,400

Community Health Systems 8.875% 7/15/15	160,000	165,600
HCA
6.50% 2/15/16	160,000	142,800
9.25% 11/15/16	225,000	235,124
•HealthSouth 7.218% 6/15/14	80,000	75,200
Inverness Medical Innovations 9.00% 5/15/16	85,000	85,213
Psychiatric Solutions
*7.75% 7/15/15	75,000	71,438
#144A 7.75% 7/15/15	30,000	27,825
Select Medical 7.625% 2/1/15	185,000	160,950
Tenet Healthcare 7.375% 2/1/13	55,000	53,213
•US Oncology PIK 6.904% 3/15/12	120,000	102,600
		1,390,013
Technology & Electronics – 2.32%
Anixter 10.00% 3/15/14	40,000	41,600
Avago Technologies Finance 10.125% 12/1/13	60,000	62,700
Jabil Circuit 7.75% 7/15/16	60,000	59,325
National Semiconductor 6.60% 6/15/17	45,000	41,050
Sanmina-SCI 8.125% 3/1/16	84,000	74,760
SunGard Data Systems
9.125% 8/15/13	62,000	63,550
10.25% 8/15/15	159,000	163,770
		506,755
Telecommunications – 13.39%
‡@=Allegiance Telecom 11.75% 2/15/10	10,000	0
Cincinnati Bell 7.00% 2/15/15	85,000	80,963
Citizens Communications
6.25% 1/15/13	50,000	48,375
7.125% 3/15/19	16,000	14,840
Cricket Communications
*9.375% 11/1/14	110,000	112,200
#144A 7.75% 5/15/16	50,000	50,000
Crown Castle International 9.00% 1/15/15	45,000	47,756
#Digicel 144A
8.875% 1/15/15	100,000	86,500
12.00% 4/1/14	100,000	106,000
#DigitalGlobe 144A 10.50% 5/1/14	50,000	52,375
Frontier Communications 8.25% 5/1/14	45,000	45,788
Hughes Network Systems 9.50% 4/15/14	110,000	110,550
Inmarsat Finance II 10.375% 11/15/12	45,000	47,250
#Intelsat Bermuda 144A 11.25% 2/4/17	150,000	141,000
Intelsat Jackson Holdings 11.25% 6/15/16	190,000	203,299
Level 3 Financing
9.25% 11/1/14	55,000	48,263
12.25% 3/15/13	55,000	55,413
Lucent Technologies 6.45% 3/15/29	141,000	92,355
MetroPCS Wireless 9.25% 11/1/14	143,000	148,719
Nextel Communications 7.375% 8/1/15	335,000	302,337
#Nordic Telephone Holdings 144A 8.875% 5/1/16	75,000	76,500
#PAETEC Holding 144A 8.875% 6/30/17	55,000	52,525
#Qwest 144A 8.375% 5/1/16	70,000	72,100
Qwest Communications International 7.50% 2/15/14	45,000	44,213
Sprint Nextel 6.00% 12/1/16	165,000	144,994
#Telesat Canada 144A
11.00% 11/1/15	65,000	67,600
12.50% 11/1/17	75,000	76,875
#Terremark Worldwide 144A 12.00% 6/15/17	50,000	50,750
Time Warner Telecom Holdings 9.25% 2/15/14	95,000	98,563
@#VimpelCom 144A 9.125% 4/30/18	200,000	181,999
Virgin Media Finance 8.75% 4/15/14	75,000	76,125
#Wind Acquisition Finance 144A
10.75% 12/1/15	75,000	79,875
11.75% 7/15/17	50,000	53,750
*Windstream 8.125% 8/1/13	55,000	55,825
		2,925,677
Utilities – 4.13%
AES
7.75% 3/1/14	24,000	23,760
8.00% 10/15/17	85,000	83,725
*Edison Mission Energy 7.00% 5/15/17	135,000	108,169
Elwood Energy 8.159% 7/5/26	70,495	60,776
Energy Future Holdings 10.875% 11/1/17	60,000	52,350

Mirant Americas Generation 8.50% 10/1/21	115,000	97,750
wMirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12	50,381	50,885
NRG Energy
7.375% 2/1/16	155,000	150,349
7.375% 1/15/17	20,000	19,350
Orion Power Holdings 12.00% 5/1/10	80,000	83,200
RRI Energy 6.75% 12/15/14	42,000	41,685
Texas Competitive Electric Holdings 10.25% 11/1/15	165,000	130,350
		902,349
Total Corporate Bonds (cost $19,012,027)		20,012,591

«Senior Secured Loans – 4.59%
Chester Downs & Marina 12.375% 12/31/16	45,000	43,650
Energy Futures Holdings Term Tranche Loan B2 3.88% 10/10/14	176,000	136,704
Ford Motor Term Tranche Loan B 3.362% 12/15/13	487,351	415,437
Northwest Airlines 2.29% 8/21/13	70,000	66,967
Talecris Biotherapeutics 2nd Lien 7.42% 12/6/14	185,000	177,369
Univision Communications Term Tranche Loan B 2.56% 9/29/14	200,000	162,083
Total Senior Secured Loans (cost $823,860)		1,002,210

	Number of
	Shares
Common Stock – 0.47%
†∏=Avado Brands	121	0
Blackstone Group	2,000	22,520
Cablevision Systems Class A	550	11,259
†@Cardtronics	5,650	23,786
†Century Communications	60,000	0
†*DIRECTV Group	800	20,720
†Flextronics International	3,700	19,684
†Graphic Packaging Holding	2,250	4,793
†Mirant	21	379
†∏=Port Townsend Holdings	40	0
†USGen	20,000	0
Total Common Stock (cost $116,506)		103,141

Convertible Preferred Stock – 0.37%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12	1,600	81,200
Total Convertible Preferred Stock (cost $68,886)		81,200

Preferred Stock – 0.25%
•PNC Financial Services Group 8.25%	60,000	54,263
=Port Townsend	8	0
Total Preferred Stock (cost $44,960)		54,263

Warrant – 0.00%
†=Port Townsend	8	0
Total Warrant (cost $192)		0

	Principal
	Amount (U.S. $)
≠Discount Note – 1.53%
Federal Home Loan Bank 0.09% 8/3/09	$334,003	334,001
Total Discount Note (cost $334,001)		334,001

Total Value of Securities Before Securities Lending Collateral – 100.24%
(cost $20,681,926)		21,902,739

	Number of
	Shares
Securities Lending Collateral** – 7.11%
Investment Companies
Mellon GSL DBT II Collateral Fund	740,835	740,835
BNY Mellon SL DBT II Liquidating Fund	828,637	812,810
†Mellon GSL Reinvestment Trust II	32,859	3
Total Securities Lending Collateral (cost $1,602,331)		1,553,648

Total Value of Securities – 107.35%
(cost $22,284,257)		23,456,387 ©
Obligation to Return Securities Lending Collateral** – (7.33%)		(1,602,331)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.02%)		(3,448)
Net Assets Applicable to 3,239,707 Shares Outstanding – 100.00%		$21,850,608

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2009, the aggregate amount of Rule 144A securities was $5,862,653, which represented 26.83% of the Portfolio's net assets. See Note 4 in "Notes."
•Variable rate security. The rate shown is the rate as of July 31, 2009.
†Non income producing security.
‡Non income producing security. Security is currently in default.
@Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $1,316,283, which represented 6.02% of the Portfolio’s net assets. See Note 4 in “Notes.”
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At July 31, 2009, the aggregate amount of the restricted securities was $0 or 0.00% of the Portfolio’s net assets. See Note 4 in “Notes.”
«Senior Secured Loans generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2009, the aggregate amount of fair valued securities was 8,501, which represented 0.04% of the Portfolio’s net assets. See Note 1 in "Notes."
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
**See Note 3 in “Notes.”
©Includes $1,580,620 of securities loaned.
≠The rate shown is the effective yield at time of purchase.

PIK – Pay-in-Kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The High-Yield Bond Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$22,433,631
Aggregate unrealized appreciation	1,702,124
Aggregate unrealized depreciation	(679,368)
Net unrealized appreciation	$1,022,756

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $3,884,840 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $612,814 expires in 2009, $331,046 expires in 2010, $358,729 expires in 2015, and $2,582,251 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio's investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$103,141	$-	$-	$103,141
Corporate Debt	-	21,402,833	8,501	21,411,334
Short-Term	-	334,001	-	334,001
Securities Lending Collateral	740,835	812,810	3	1,553,648
Other	-	54,263	-	54,263
Total	$843,976	$22,603,907	$8,504	$23,456,387

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

			Securities Lending
	Total Fund	Corporate Debt	Collateral	Other
Balance as of 10/31/08	$14,810	$11,088	$1,774	$1,948
Net purchases, sales and settlements	381	381	-	-
Net change in unrealized
appreciation/depreciation	(6,687)	(2,968)	(1,771)	(1,948)
Balance as of 7/31/09	$8,504	$8,501	$3	$-

Net change in unrealized
appreciation/depreciation on
investments still held as of 7/31/09	$(6,687)	$(2,968)	$(1,771)	$(1,948)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of the securities on loan was $1,580,620, for which the Portfolio received collateral, comprised of non-cash collateral valued at $17,400, and cash collateral of $1,602,331. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Intermediate Fixed Income Portfolio

July 31, 2009

	Principal	Value
	Amount (U.S. $)	(U.S. $)
Agency Asset-Backed Securities – 0.42%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	$12,336	$9,506
Fannie Mae Whole Loan
Series 2001-W2 AS5 6.473% 10/25/31	17,771	17,691
•Series 2002-W11 AV1 0.625% 11/25/32	2,612	2,572
Total Agency Asset-Backed Securities (cost $32,573)		29,769

Agency Collateralized Mortgage Obligations – 2.86%
Fannie Mae Whole Loan Series 2003-W15 2A7 5.55% 8/25/43	28,733	30,120
Freddie Mac REMIC Series 2326 ZQ 6.50% 6/15/31	61,336	65,930
GNMA
Series 2003-5 B 4.486% 10/16/25	37,290	38,579
Series 2003-78 B 5.11% 10/16/27	40,000	42,108
•Vendee Mortgage Trust Series 2000-1 1A 6.809% 1/15/30	26,940	28,725
Total Agency Collateralized Mortgage Obligations (cost $195,844)		205,462

Agency Mortgage-Backed Securities – 2.45%
Fannie Mae 8.50% 9/20/10	491	514
•Fannie Mae ARM
4.089% 8/1/34	34,119	35,114
4.618% 12/1/33	22,451	23,066
Fannie Mae FHAVA 11.00% 12/1/15	540	553
Fannie Mae Relocation 30 yr 5.00% 1/1/34	4,342	4,416
Fannie Mae S.F. 15 yr
8.00% 10/1/14	1,746	1,823
8.50% 2/1/10	581	589
Fannie Mae S.F. 30 yr
5.00% 12/1/37	8,748	8,962
5.00% 1/1/38	16,359	16,759
5.00% 2/1/38	8,165	8,365
7.50% 12/1/32	7,757	8,583
8.50% 5/1/11	129	132
9.50% 4/1/18	1,281	1,410
•Freddie Mac ARM
3.609% 4/1/33	6,482	6,545
5.164% 4/1/34	5,579	5,705
5.678% 7/1/36	17,327	18,203
Freddie Mac Relocation 15 yr 3.50% 10/1/18	4,284	4,163
Freddie Mac S.F. 15 yr
5.00% 4/1/20	22,813	23,927
8.50% 10/1/15	974	1,047
GNMA I S.F. 15 yr
7.50% 4/15/13	1,260	1,266
8.50% 8/15/10	397	400
GNMA I S.F. 30 yr 7.50% 2/15/32	3,661	4,094
Total Agency Mortgage-Backed Securities (cost $170,511)		175,636

Agency Obligation – 2.78%
Federal Home Loan Bank 5.00% 11/17/17	185,000	199,940
Total Agency Obligation (cost $201,354)		199,940

Commercial Mortgage-Backed Securities – 4.94%
Bank of America Commercial Mortgage Securities
Series 2005-1 A3 4.877% 11/10/42	26,245	26,481
•Series 2007-4 AM 6.002% 2/10/51	10,000	6,069
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 A1 5.085% 12/11/40	30,636	30,874
Series 2007-PW15 A4 5.331% 2/11/44	25,000	21,389
wCommercial Mortgage Pass Through Certificates Series 2005-C6 A5A 5.116% 6/10/44	20,000	19,128
#Credit Suisse First Boston Mortgage Securities Series 2001-SPGA A2 144A 6.515% 8/13/18	65,000	59,007
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	20,000	19,952
General Electric Capital Commercial Mortgage Series 2005-C4 A2 5.305% 11/10/45	25,000	25,134
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38	20,000	18,536
Series 2005-GG4 A4A 4.751% 7/10/39	15,000	14,298
Series 2006-GG6 A4 5.553% 4/10/38	20,000	17,309
@•#Series 2006-RR3 A1S 144A 5.761% 7/18/56	100,000	19,000
•Series 2007-GG10 A4 5.999% 8/10/45	20,000	15,738
•JPMorgan Chase Commercial Mortgage Securities Series 2005-LDP5 A4 5.344% 12/15/44	25,000	24,351

•Morgan Stanley Capital I Series 2007-T27 A4 5.803% 6/11/42	40,000	34,668
•#STRIPs III Series 2003-1A AFIX 144A 3.308% 3/24/18	2,935	2,905
Total Commercial Mortgage-Backed Securities (cost $429,462)		354,839

Corporate Bonds – 54.85%
Banking – 7.81%
Bank of America
5.125% 11/15/14	50,000	48,177
5.75% 12/1/17	45,000	43,274
BB&T
4.90% 6/30/17	55,000	50,436
6.85% 4/30/19	5,000	5,357
Capital One Financial 7.375% 5/23/14	25,000	27,130
JPMorgan Chase
5.75% 1/2/13	45,000	47,638
6.30% 4/23/19	50,000	54,419
JPMorgan Chase Capital XXV 6.80% 10/1/37	10,000	9,169
PNC Funding
5.25% 11/15/15	15,000	14,788
5.625% 2/1/17	50,000	50,447
•#Rabobank Nederland 144A 11.00% 12/29/49	80,000	93,448
U.S. Bank North America
4.80% 4/15/15	15,000	15,072
6.375% 8/1/11	55,000	58,915
•USB Capital IX 6.189% 4/15/49	35,000	25,034
•Wells Fargo Capital XIII 7.70% 12/29/49	20,000	17,413
		560,717
Basic Industry – 2.29%
ArcelorMittal
6.125% 6/1/18	45,000	43,536
9.85% 6/1/19	10,000	11,591
Dow Chemical 8.55% 5/15/19	45,000	49,453
Lubrizol 8.875% 2/1/19	40,000	48,961
Reliance Steel & Aluminum 6.85% 11/15/36	18,000	10,780
		164,321
Brokerage – 3.23%
Citigroup
5.50% 4/11/13	40,000	39,562
6.50% 8/19/13	30,000	30,597
Goldman Sachs Group
5.25% 10/15/13	20,000	20,956
5.95% 1/18/18	15,000	15,831
Jefferies Group
5.875% 6/8/14	30,000	28,403
8.50% 7/15/19	10,000	10,149
Lazard Group
6.85% 6/15/17	15,000	14,587
7.125% 5/15/15	5,000	4,997
Morgan Stanley 5.30% 3/1/13	65,000	66,831
		231,913
Capital Goods – 3.44%
Allied Waste North America
6.875% 6/1/17	80,000	82,123
7.125% 5/15/16	15,000	15,508
#BAE Systems Holdings 144A 6.375% 6/1/19	60,000	64,765
Tyco International Finance 8.50% 1/15/19	55,000	63,827
Waste Management 7.375% 8/1/10	20,000	20,826
		247,049
Communications – 10.43%
AT&T Wireless 8.125% 5/1/12	41,000	46,572
#Cellco Partnership/Verizon Wireless Capital 144A 7.375% 11/15/13	60,000	69,070
Comcast
5.85% 11/15/15	28,000	30,389
6.30% 11/15/17	8,000	8,825
6.50% 1/15/15	28,000	30,984
COX Communications 5.45% 12/15/14	15,000	15,839
Deutsche Telekom International Finance
5.25% 7/22/13	25,000	26,384
8.50% 6/15/10	15,000	15,804
Rogers Communications 6.80% 8/15/18	30,000	34,410
Rogers Wireless 8.00% 12/15/12	35,000	36,488
Telecom Italia Capital
4.00% 1/15/10	12,000	12,087
5.25% 10/1/15	40,000	40,785
Telefonica Emisiones 4.949% 1/15/15	40,000	42,576
Time Warner Cable
6.75% 7/1/18	5,000	5,567
7.50% 4/1/14	25,000	28,529
8.25% 2/14/14	35,000	40,654

Verizon Communications
5.35% 2/15/11	55,000	57,627
8.75% 11/1/18	25,000	32,024
#Vivendi 144A
5.75% 4/4/13	40,000	40,214
6.625% 4/4/18	40,000	39,604
Vodafone Group
5.00% 9/15/15	15,000	15,571
5.375% 1/30/15	40,000	42,014
5.625% 2/27/17	35,000	37,209
		749,226
Consumer Cyclical – 2.47%
CVS Caremark 4.875% 9/15/14	32,000	33,111
w#CVS Pass Through Trust 144A 8.353% 7/10/31	50,000	51,783
Nordstrom 6.75% 6/1/14	35,000	37,693
Target 6.35% 1/15/11	10,000	10,662
Wal-Mart Stores 5.80% 2/15/18	40,000	44,236
		177,485
Consumer Non-Cyclical – 7.71%
#Anheuser-Busch InBev Worldwide 144A 7.20% 1/15/14	60,000	66,751
Beckman Coulter
6.00% 6/1/15	35,000	37,119
7.00% 6/1/19	10,000	11,186
ConAgra Foods 5.875% 4/15/14	35,000	38,196
Covidien International Finance 5.45% 10/15/12	25,000	26,754
Delhaize Group
5.875% 2/1/14	5,000	5,238
6.50% 6/15/17	45,000	47,599
Dr Pepper Snapple Group 6.12% 5/1/13	15,000	16,103
Express Scripts
6.25% 6/15/14	25,000	27,305
7.25% 6/15/19	5,000	5,772
Hospira 6.40% 5/15/15	30,000	32,743
Kroger 6.40% 8/15/17	25,000	27,334
McKesson 7.50% 2/15/19	30,000	35,194
Medco Health Solutions 7.125% 3/15/18	40,000	45,066
Quest Diagnostics
5.45% 11/1/15	85,000	84,038
6.40% 7/1/17	5,000	5,257
Safeway 6.50% 3/1/11	40,000	42,436
		554,091
Electric – 3.24%
Ameren 8.875% 5/15/14	10,000	10,713
Commonwealth Edison 5.40% 12/15/11	35,000	37,267
Illinois Power
6.125% 11/15/17	28,000	29,099
9.75% 11/15/18	15,000	18,033
Indiana Michigan Power 7.00% 3/15/19	60,000	66,759
Jersey Central Power & Light 7.35% 2/1/19	10,000	11,614
Pacific Gas & Electric 4.20% 3/1/11	57,000	58,972
		232,457
Energy – 4.15%
Anadarko Petroleum 8.70% 3/15/19	20,000	23,777
Energy Transfer Partners 9.70% 3/15/19	20,000	25,117
Husky Energy 5.90% 6/15/14	10,000	10,761
Noble Energy 8.25% 3/1/19	15,000	17,822
Petrobras International Finance 7.875% 3/15/19	15,000	16,730
Plains All American Pipeline
6.50% 5/1/18	15,000	16,163
8.75% 5/1/19	10,000	12,233
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	90,000	90,712
Sempra Energy 6.50% 6/1/16	25,000	27,482
Talisman Energy 7.75% 6/1/19	20,000	23,434
Weatherford International
5.15% 3/15/13	20,000	20,573
9.875% 3/1/39	10,000	13,035
		297,839
Financials – 2.25%
General Electric Capital 5.875% 1/14/38	125,000	108,636
International Lease Finance
5.35% 3/1/12	12,000	8,820
5.625% 9/20/13	15,000	10,477
5.875% 5/1/13	33,000	23,000
6.625% 11/15/13	15,000	10,393
		161,326
Insurance – 4.89%
ACE INA Holdings 5.90% 6/15/19	25,000	26,478

Allstate Life Global Funding Trusts 5.375% 4/30/13	30,000	31,435
MetLife
6.75% 6/1/16	30,000	32,326
6.817% 8/15/18	55,000	58,987
UnitedHealth Group
5.25% 3/15/11	13,000	13,449
5.50% 11/15/12	80,000	83,940
WellPoint
5.00% 1/15/11	27,000	27,679
5.875% 6/15/17	35,000	35,071
6.00% 2/15/14	40,000	41,627
		350,992
Natural Gas – 1.23%
Enterprise Products Operating
6.375% 2/1/13	42,000	44,858
7.50% 2/1/11	15,000	15,893
9.75% 1/31/14	5,000	6,003
Kinder Morgan Energy Partners
5.95% 2/15/18	15,000	15,604
9.00% 2/1/19	5,000	6,099
		88,457
Real Estate – 0.16%
Regency Centers 5.875% 6/15/17	14,000	11,941
		11,941
Technology – 0.38%
Xerox 8.25% 5/15/14	25,000	27,266
		27,266
Transportation – 1.17%
CSX 6.25% 3/15/18	80,000	84,206
		84,206
Total Corporate Bonds (cost $3,685,963)		3,939,286

Foreign Agencies – 0.70%
Germany – 0.49%
KFW 2.25% 4/16/12	35,000	35,447
		35,447
Republic of Korea – 0.21%
Korea Development Bank 5.30% 1/17/13	15,000	14,856
		14,856
Total Foreign Agencies (cost $50,033)		50,303

Non-Agency Asset-Backed Securities – 3.03%
•Bank of America Credit Card Trust Series 2008-A5 A5 1.49% 12/16/13	25,000	24,824
Caterpillar Financial Asset Trust Series 2008-A A3 4.94% 4/25/14	20,000	20,044
Chase Issuance Trust Series 2005-A7 A7 4.55% 3/15/13	15,000	15,556
Chase Manhattan Auto Owner Trust Series 2006-B A3 5.13% 5/15/11	5,239	5,251
CNH Equipment Trust
Series 2005-B A4B 4.40% 5/16/11	13,473	13,644
•Series 2007-A A4 0.33% 9/17/12	9,297	9,202
•Series 2007-B A3B 0.89% 10/17/11	14,552	14,550
Series 2008-A A3 4.12% 5/15/12	5,000	5,082
Series 2008-A A4A 4.93% 8/15/14	10,000	10,326
Series 2008-B A3A 4.78% 7/16/12	10,000	10,247
Mid-State Trust
Series 11 A1 4.864% 7/15/38	28,324	22,714
#Series 2006-1 A 144A 5.787% 10/15/40	28,758	24,308
PRenaissance Home Equity Loan Trust Series 2007-2 AF2 5.675% 6/25/37	30,000	13,639
#Silverleaf Finance Series 2005-A A 144A 4.857% 11/15/16	6,084	5,869
•World Omni Auto Receivables Trust Series 2007-B A3B 0.68% 1/17/12	22,734	22,656
Total Non-Agency Asset-Backed Securities (cost $238,088)		217,912

Non-Agency Collateralized Mortgage Obligation – 1.15%
Deutsche Alternative Securities Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	99,347	82,636
Total Non-Agency Collateralized Mortgage Obligation (cost $97,096)		82,636

Sovereign Agency – 0.28%
Canada – 0.28%
Export Development Canada 3.125% 4/24/14	20,000	20,299
Total Sovereign Agency (cost $19,967)		20,299

Supranational Bank – 0.07%
European Investment Bank 3.125% 6/4/14	5,000	5,061
Total Supranational Bank (cost $4,980)		5,061

U.S. Treasury Obligations – 15.92%
U.S. Treasury Notes
1.50% 7/15/12	480,000	478,801
2.625% 7/31/14	425,000	426,961
3.125% 5/15/19	245,000	237,496
Total U.S. Treasury Obligations (cost $1,140,224)		1,143,258

	Number of
	Shares
Preferred Stock – 0.76%
•PNC Financial Services Group 8.25%	60,000	54,263
Total Preferred Stock (cost $52,951)		54,263

	Principal
	Amount (U.S. $)
≠Discount Note – 9.14%
Federal Home Loan Bank 0.09% 8/3/09	$656,005	656,002
Total Discount Note (cost $656,002)		656,002

Total Value of Securities Before Securities Lending Collateral – 99.35%
(cost $6,975,048)		7,134,666

	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
† Mellon GSL Reinvestment Trust II	15,574	2
Total Securities Lending Collateral (cost $15,574)		2

Total Value of Securities – 99.35%
(cost $6,990,622)		7,134,668
Obligation to Return Securities Lending Collateral*– (0.22%)		(15,574)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.87%		62,291
Net Assets Applicable to 712,210 Shares Outstanding – 100.00%		$7,181,385

†Non income producing security.
•Variable rate security. The rate shown is the rate as of July 31, 2009.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2009, the aggregate amount of Rule 144A securities was $627,436, which represented 8.74% of the Portfolio’s net assets. See Note 5 in “Notes.”
@Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $19,000, which represented 0.26% of the Portfolio’s net assets. See Note 5 in “Notes.”
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2009, the aggregate amount of the restricted securities was $13,639 or 0.19% of the Portfolio’s net assets. See Note 5 in “Notes.”
*See Note 4 in “Notes.”
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
≠The rate shown is the effective yield at time of purchase.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
FHAVA – Federal Housing Administration & Veterans Administration
GNMA – Government National Mortgage Association
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
yr – Year

The following swap contract was outstanding at July 31, 2009:

Swap Contract1
Credit Default Swap Contract

Swap Counterparty &	Notional	Annual Protection	Termination	Unrealized
Referenced Obligation	Value	Payment	Date	Depreciation
Protection Purchased:
JPMorgan Chase Securities
Donnelley (R.R.) 5 yr CDS	$35,000	5.00%	6/20/14	$(4,709)

The use of swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust® – The Intermediate Fixed Income Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Portfolio declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$6,993,820
Aggregate unrealized appreciation	321,602
Aggregate unrealized depreciation	(180,754)
Net unrealized appreciation	$140,848

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $589,782 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $26,277 expires in 2010, $112,676 expires in 2013, $177,899 expires in 2014 and $272,930 expires in 2015.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio's investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$1,241,717	$24,477	$1,266,194
Corporate Debt	-	3,939,286	-	3,939,286
Foreign Debt	-	75,663	-	75,663

U.S. Treasury Obligations	1,143,258	-	-	1,143,258
Short-Term	-	656,002	-	656,002
Securities Lending Collateral	-	-	2	2
Other	-	54,263	-	54,263
Total	$1,143,258	$5,966,931	$24,479	$7,134,668

Derivatives	$-	$(4,709)	$-	$(4,709)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency, Asset-Backed &	Securities
	Mortgage-Backed	Lending
	Securities	Collateral	Total
Balance as of 10/31/08	$108,418	$841	$109,259
Net purchases, sales and settlements	(57,015)	-	(57,015)
Net realized gain (loss)	(52,978)	-	(52,978)
Net transfers in and/or out of Level 3	2,727	-	2,727
Net change in unrealized
appreciation/depreciation	23,325	(839)	22,486
Balance as of 7/31/09	$24,477	$2	$24,479

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(15,779)	$(839)	$(16,618)

3. Derivatives
The Portfolio applies Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Written Options
During the period ended July 31, 2009, the Portfolio entered into options contracts in the normal course of pursuing its investment objective. The Portfolio may write options contracts for any number of reasons, including: to manage the Portfolio’s exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; in an effort to enhance income; to protect the value of portfolio securities; and as a cash management tool. The Portfolio may write calls or puts on securities, financial indices, and foreign currencies. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to minimal counterparty credit risk.

Transactions in written options during the period ended July 31, 2009 for the Portfolio were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2008	54	$36,640
Options terminated in closing purchase transactions	(54)	(36,640)
Options outstanding at July 31, 2009	-	$-

Swap Contracts
The Portfolio may enter into interest rate swap contracts, index swap contracts and CDS contracts in the normal course of pursuing its investment objective. The Portfolio may use interest rate swaps to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Portfolio invests in, such as the corporate bond market. The Portfolio may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Portfolio on favorable terms. The Portfolio may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Interest Rate Swaps. An interest rate swap involves payments received by the Portfolio from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Portfolio receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Portfolio’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the interest rate swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Index Swaps. Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Portfolio will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the index swap contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Portfolio in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2009, the Portfolio entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended July 31, 2009, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Portfolio had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Portfolio’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

Swaps Generally. Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2009.

5. Credit and Market Risk
The Portfolio invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Portfolio’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Equity Portfolio

July 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 99.55%Δ
Australia – 10.97%
Amcor	2,010,496	$8,323,317
Foster's Group	4,934,192	22,242,974
National Australia Bank	976,064	19,861,336
Telstra	9,614,890	28,386,188
Wesfarmers	826,930	17,877,935
		96,691,750
Belgium – 0.63%
Fortis	1,436,501	5,589,524
†Fortis Strip	732,357	1,044
		5,590,568
Finland – 0.91%
*UPM-Kymmene	763,197	7,995,217
		7,995,217
France – 12.51%
Carrefour	628,427	29,499,780
*Compagnie de Saint-Gobain	449,236	18,216,423
France Telecom	767,724	19,160,090
†GDF Suez	162,519	232
Societe Generale	239,657	15,388,320
*Total	505,435	28,030,628
		110,295,473
Germany – 5.23%
Deutsche Telekom	1,546,413	19,770,799
RWE	311,216	26,326,245
		46,097,044
Hong Kong – 2.91%
*Hong Kong Electric Holdings	1,945,900	10,734,043
Wharf Holdings	3,183,764	14,974,251
		25,708,294
Italy – 3.31%
Intesa Sanpaolo	5,294,435	19,714,339
UniCreditio	3,223,099	9,440,428
		29,154,767
Japan – 21.97%
Astellas Pharma	536,300	20,462,326
Canon	791,200	29,518,955
Kao	1,002,300	22,722,967
KDDI	3,084	16,362,818
Nitto Denko	267,900	8,635,999
Sekisui House	833,018	7,853,428
*Seven & I Holdings	813,673	19,091,625
Takeda Pharmaceutical	700,500	28,356,126
Tokio Marine Holdings	616,852	17,928,901
Toyota Motor	369,800	15,594,800
West Japan Railway	2,250	7,181,737
		193,709,682
Netherlands – 2.65%
ING Groep CVA	727,180	9,325,974
*Reed Elsevier	1,338,725	14,032,055
		23,358,029
New Zealand – 0.66%
Telecom Corporation of New Zealand	3,154,734	5,807,599
		5,807,599
Singapore – 5.65%
Jardine Matheson Holdings	388,415	11,186,352
Oversea-Chinese Banking	2,219,525	12,059,954
Singapore Telecommunications	6,184,602	15,040,374
United Overseas Bank	939,000	11,535,242
		49,821,922
South Africa – 0.83%
Sasol	203,678	7,296,712
		7,296,712
Spain – 8.69%
*Banco Santander	1,323,740	19,169,142
Iberdrola	3,276,003	28,109,108
Telefonica	1,179,348	29,340,541
		76,618,791
Switzerland – 3.34%
Novartis	643,546	29,471,896
		29,471,896

Taiwan – 2.64%
*Chunghwa Telecom ADR	484,167	8,453,559
Taiwan Semiconductor Manufacturing ADR	1,415,233	14,817,486
		23,271,045
United Kingdom – 16.65%
Aviva	1,061,562	6,228,668
BG Group	931,508	15,544,815
BP	3,242,201	26,963,230
Compass Group	1,882,089	10,147,052
GlaxoSmithKline	1,601,331	30,735,100
*Royal Dutch Shell Class A	997,097	26,206,234
Unilever	1,135,198	29,980,368
Vodafone Group	485,965	996,460
		146,801,927
Total Common Stock (cost $937,256,548)		877,690,716

Right – 0.00%
=Fortis Coupon 42	1,549,365	0
Total Right (cost $0)		0

	Principal
	Amount (U.S. $)
≠Discount Note – 0.74%
Federal Home Loan Bank 0.09% 8/3/09	$6,501,051	6,501,018
Total Discount Note (cost $6,501,018)		6,501,018

Total Value of Securities Before Securities Lending Collateral – 100.29%
(cost $943,757,566)		884,191,734

	Number of
	Shares
Securities Lending Collateral** – 7.71%
Investment Companies
Mellon GSL DBT II Collateral Fund	25,480,007	25,480,007
BNY Mellon SL DBT II Liquidating Fund	42,950,981	42,464,313
†Mellon GSL Reinvestment Trust II	1,507,218	151
Total Securities Lending Collateral (cost $69,938,206)		67,944,471

Total Value of Securities – 108.00%
(cost $1,013,695,772)		952,136,205 ©
Obligation to Return Securities Lending Collateral** – (7.93%)		(69,938,206)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(559,258)
Net Assets Applicable to 71,987,228 Shares Outstanding – 100.00%		$881,638,741

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
=Security is being fair valued in accordance with the Portfolio’s fair valuation policy. At July 31, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio’s net assets. See Note 1 in "Notes."
≠The rate shown is the effective yield at the time of purchase.
**See Note 4 in “Notes.”
©Includes $66,703,657 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
AUD – Australian Dollar
CVA – Dutch Certificate
GBP – British Pound Sterling
JPY – Japanese Yen
SGD – Singapore Dollar
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at July 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(445,290)	USD	368,584	8/6/09	$(3,648)
GBP	496,138	USD	(820,514)	8/4/09	8,251
JPY	12,919,456	USD	(135,197)	8/4/09	1,356
SGD	(267,779)	USD	185,700	8/5/09	(355)
					$5,604

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The International Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$1,015,896,666
Aggregate unrealized appreciation	72,231,536
Aggregate unrealized depreciation	(135,992,197)
Net unrealized depreciation	$(63,760,661)

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$877,690,716	$-	$-	$877,690,716
Short-Term	-	6,501,018	-	6,501,018
Securities Lending Collateral	25,480,007	42,464,313	151	67,944,471
Total	$903,170,723	$48,965,331	$151	$952,136,205

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$81,390
Net transfers in and/or out of Level 3	-
Net change in unrealized
appreciation/depreciation	(81,239)
Balance as of 7/31/09	$151

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(81,239)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of securities on loan was $66,703,657, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral."

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The International Fixed Income Portfolio

July 31, 2009

		Principal	Value
		Amount°	(U.S. $)
Bonds – 96.25%
Australia – 7.54%
Australian Government Bonds
5.25% 3/15/19	AUD	630,000	$513,282
5.75% 5/15/21	AUD	430,000	361,429
6.25% 4/15/15	AUD	405,000	351,239
6.50% 5/15/13	AUD	200,000	174,824
			1,400,774
Austria – 1.43%
Oesterreichische Kontrollbank 1.80% 3/22/10	JPY	25,000,000	265,376
			265,376
Belgium – 0.45%
Kingdom of Belgium 5.50% 3/28/28	EUR	50,000	83,038
			83,038
Finland – 2.22%
Finnish Government Bond 5.375% 7/4/13	EUR	260,000	412,168
			412,168
France – 13.69%
Agence Francaise de Developement 1.80% 6/19/15	JPY	70,000,000	723,774
Compagnie de Financement Foncier 0.60% 3/23/10	JPY	60,000,000	628,568
Dexia Muncipal Agency
1.55% 10/31/13	JPY	5,000,000	50,613
1.80% 5/9/17	JPY	35,000,000	328,910
France Government Bond 5.75% 10/25/32	EUR	460,000	810,600
			2,542,465
Germany – 12.64%
Bayerische Landesbank 1.40% 4/22/13	JPY	28,000,000	292,655
Deutschland Republic 6.50% 7/4/27	EUR	430,000	805,389
KFW 5.00% 7/4/11	EUR	340,000	517,062
Rentenbank 1.375% 4/25/13	JPY	70,000,000	733,306
			2,348,412
Greece – 3.48%
Hellenic Republic Government Bond 4.60% 7/20/18	EUR	440,000	646,461
			646,461
Ireland – 8.32%
Ireland Government Bonds
4.50% 10/18/18	EUR	730,000	1,029,632
5.00% 4/18/13	EUR	340,000	516,843
			1,546,475
Italy – 3.41%
Italy Buoni Poliennali Del Tesoro 5.25% 8/1/17	EUR	400,000	634,277
			634,277
Japan – 10.68%
Development Bank of Japan 1.05% 6/20/23	JPY	55,000,000	506,721
Japan Finance Organization Municipal Enterprises 1.35% 11/26/13	JPY	63,000,000	681,441
Japan Government 20 Year Bond 1.90% 3/22/21	JPY	73,000,000	795,640
			1,983,802
Mexico – 4.12%
Mexican Bonos
8.00% 12/23/10	MXN	1,600,000	126,698
8.00% 12/7/23	MXN	5,000,000	366,080
9.50% 12/18/14	MXN	1,400,000	116,995
10.00% 12/5/24	MXN	1,800,000	155,475
			765,248
Netherlands – 5.84%
Bank Nederlandse Gemeenten 1.85% 11/7/16	JPY	40,000,000	412,530
•ING Bank 6.125% 5/29/23	EUR	160,000	217,512
Netherlands Government Bonds
3.75% 7/15/14	EUR	120,000	179,825
7.50% 1/15/23	EUR	140,000	275,140
			1,085,007

Norway – 5.58%
Eksportfinans 1.60% 3/20/14	JPY	101,000,000	1,036,817
			1,036,817
Poland – 8.05%
Poland Government Bonds
5.25% 10/25/17	PLN	3,400,000	1,125,597
5.75% 9/23/22	PLN	590,000	195,425
6.25% 10/24/15	PLN	490,000	173,902
			1,494,924
Slovenia – 2.76%
Slovenia Government International Bond 6.00% 3/24/10	EUR	350,000	513,045
			513,045
Supranational – 1.09%
European Investment Bank 2.15% 1/18/27	JPY	20,000,000	202,717
			202,717
United Kingdom – 4.40%
HSBC Holdings 6.25% 3/19/18	EUR	150,000	233,801
•Lloyds TSB Bank 5.625% 3/5/18	EUR	175,000	243,491
Standard Chartered Bank 5.875% 9/26/17	EUR	150,000	217,766
•Standard Life 6.375% 7/12/22	EUR	100,000	123,274
			818,332
United States – 0.55%
•Zurich Finance USA 4.50% 6/15/25	EUR	80,000	102,208
			102,208
Total Bonds (cost $16,459,744)			17,881,546
≠Discount Note – 0.88%
Federal Home Loan Bank 0.09% 8/3/09	USD	163,001	163,000
Total Discount Note (cost $163,000)			163,000

Total Value of Securities Before Securities Lending Collateral – 97.13%
(cost $16,622,744)			18,044,546

		Number of
		Shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II		23,899	2
Total Securities Lending Collateral (cost $23,899)			2

Total Value of Securities – 97.13%
(cost $16,646,643)			18,044,548
Obligation to Return Securities Lending Collateral*– (0.13%)			(23,899)
Receivables and Other Assets Net of Liabilities (See Notes) – 3.00%			556,318
Net Assets Applicable to 1,571,559 Shares Outstanding – 100.00%			$18,576,967

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY – Japanese Yen
MXN – Mexican Peso
PLN – Polish Zloty
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of July 31, 2009.
†Non income producing security.
*See Note 4 in “Notes.”
≠The rate shown is the effective yield at time of purchase.

The following foreign cross currency exchange contract was outstanding at July 31, 2009:

Foreign Currency Exchange Contract[1]
			Unrealized
Contract to Deliver	In Exchange For	Settlement Date	Appreciation
EUR (1,675,570)	GBP 1,446,000	10/30/09	$26,642

The use of foreign cross currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional value presented above represents the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

[1]See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The International Fixed Income Portfolio (Portfolio).

Security Valuation – Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been recorded in accordance with the Portfolio's understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$16,791,366
Aggregate unrealized appreciation	1,511,168
Aggregate unrealized depreciation	(257,986)
Net unrealized appreciation	$1,253,182

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $1,234,534 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $895,235 expires in 2009; $318,010 expires in 2014; and $21,289 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$1,766,622	$-	$-	$1,766,622
Foreign Debt	16,114,924	-	-	16,114,924
Short-Term	163,000	-	-	163,000
Securities Lending Collateral	-	-	2	2
Total	$18,044,546	$-	$2	$18,044,548

Derivatives	$-	$26,642	$-	$26,642

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$337,551
Net purchases, sales, and settlements	(159,551)
Net realized gain	39,433
Net transfers in and/or out of Level 3	(160,158)
Net change in unrealized
appreciation/depreciation	(57,273)
Balance as of 7/31/09	$2

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(1,289)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2009.

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Labor Select International Equity Portfolio

July 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.71%Δ
Australia – 12.04%
Amcor	2,328,541	$9,640,002
Foster's Group	4,528,750	20,415,271
National Australia Bank	817,837	16,641,670
Telstra	8,122,930	23,981,452
Wesfarmers	895,073	19,351,162
		90,029,557
Belgium – 0.42%
Fortis	814,883	3,170,766
†Fortis Strip	305,506	435
		3,171,201
Finland – 1.10%
*UPM-Kymmene	782,731	8,199,855
		8,199,855
France – 10.77%
Carrefour	557,409	26,166,036
*France Telecom	1,056,653	26,370,892
†GDF Suez	101,871	145
*Societe Generale	237,675	15,261,056
*Total	229,588	12,732,588
		80,530,717
Germany – 3.52%
RWE	310,913	26,300,614
		26,300,614
Hong Kong – 4.39%
Hong Kong Electric Holdings	2,311,500	12,750,779
*Wharf Holdings	4,260,750	20,039,657
		32,790,436
Italy – 3.58%
Intesa Sanpaolo	4,616,497	17,189,970
UniCredit	3,259,515	9,547,094
		26,737,064
Japan – 21.55%
Astellas Pharma	450,900	17,203,921
Canon	725,400	27,064,018
*Kao	867,000	19,655,604
KDDI	2,863	15,190,255
Nitto Denko	219,000	7,059,663
Sekisui House	681,000	6,420,250
*Seven & I Holdings	754,000	17,691,487
Takeda Pharmaceutical	597,800	24,198,849
Tokio Marine Holdings	583,400	16,956,614
West Japan Railway	3,028	9,665,021
		161,105,682
Netherlands – 2.64%
ING Groep CVA	574,916	7,373,211
Reed Elsevier	1,178,107	12,348,513
		19,721,724
New Zealand – 0.85%
Telecom Corporation of New Zealand	3,445,627	6,343,109
		6,343,109
Singapore – 5.15%
Singapore Telecommunications	7,907,000	19,229,086
United Overseas Bank	1,567,000	19,249,972
		38,479,058
Spain – 8.98%
*Banco Santander	1,100,663	15,938,754
*Iberdrola	2,852,659	24,476,687
Telefonica	1,075,219	26,749,955
		67,165,396

Switzerland – 3.76%
Novartis	614,205	28,128,192
		28,128,192
United Kingdom – 18.96%
Aviva	1,032,588	6,058,664
BG Group	1,165,676	19,452,563
BP	3,474,005	28,890,990
Compass Group	1,833,571	9,885,473
GlaxoSmithKline	1,277,328	24,516,357
Royal Dutch Shell Class A	1,010,562	26,560,128
Unilever	968,873	25,587,756
Vodafone Group	406,321	833,152
		141,785,083
Total Common Stock (cost $792,839,692)		730,487,688
Rights – 0.00%
=Fortis Rights Coupon 42	814,883	0
Total Rights (cost $0)		0

	Principal
	Amount (U.S. $)
≠Discount Note – 2.74%
Federal Home Loan Bank 0.09% 8/3/09	$20,454,159	20,454,057
Total Discount Note (cost $20,454,057)		20,454,057

Total Value of Securities Before Securities Lending Collateral – 100.45%
(cost $813,293,749)		750,941,745

	Number of
	Shares
Securities Lending Collateral** – 2.78%
Investment Companies
Mellon GSL DBT II Collateral Fund	6,712,835	6,712,835
BNY Mellon SL DBT II Liquidating Fund	14,339,370	14,065,488
†Mellon GSL Reinvestment Trust II	521,358	52
Total Securities Lending Collateral (cost $21,573,563)		20,778,375

Total Value of Securities – 103.23%
(cost $834,867,312)		771,720,120 ©
Obligation to Return Securities Lending Collateral** – (2.89%)		(21,573,563)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.34%)		(2,568,463)
Net Assets Applicable to 61,396,887 Shares Outstanding – 100.00%		$747,578,094

ΔSecurities have been classified by country of origin.
†Non income producing security.
*Fully or partially on loan.
**See Note 4 in “Notes.”
©Includes $20,385,241 of securities loaned.
≠The rate shown is the effective yield at time of purchase.
=Security is being fair valued in accordance with the Portfolio's fair valuation policy. At July 31, 2009, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Portfolio's net assets. See Note 1 in "Notes."

Summary of Abbreviations:
AUD – Australian Dollar
CVA – Dutch Certificate
GBP – British Pound Sterling
USD – United States Dollar

The following foreign currency exchange contracts were outstanding at July 31, 2009:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(179,720)	USD	148,761	8/6/09	$(1,472)
GBP	195,328	USD	(319,948)	8/3/09	6,336
GBP	387,923	USD	(641,547)	8/4/09	6,451
					$11,315

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Portfolio’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

1See Note 3 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Labor Select International Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or new events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Portfolio reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolio is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Portfolio’s understanding of the applicable country’s tax rules and rates. The Portfolio declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$836,484,615
Aggregate unrealized appreciation	50,026,777
Aggregate unrealized depreciation	(114,791,272)
Net unrealized depreciation	$(64,764,495)

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio's investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$730,487,688	$-	$-	$730,487,688
Short-Term	-	20,454,057	-	20,454,057
Securities Lending Collateral	6,712,835	14,065,488	52	20,778,375
Total	$737,200,523	$34,519,545	$52	$771,720,120

Derivatives	$-	$11,315	$-	$11,315

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$28,153
Net change in unrealized
appreciation/depreciation	(28,101)
Balance as of 7/31/09	$52

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(28,101)

3. Foreign Currency Exchange Contracts
The Portfolio may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Portfolio may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Portfolio may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Portfolio’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.

4. Securities Lending
The Portfolio, along with other Funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Portfolio (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight

Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of securities on loan was $20,385,241, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Portfolio may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolio may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolio.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

6. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Large-Cap Growth Equity Portfolio

July 31, 2009

	Number of
	Shares	Value
Common Stock – 99.22%²
Basic Industry/Capital Goods – 5.24%
Praxair	90,000	$7,036,200
Syngenta ADR	126,800	5,822,656
		12,858,856
Business Services – 14.17%
*Expeditors International of Washington	230,000	7,803,900
*MasterCard Class A	45,000	8,731,350
*United Parcel Service Class B	135,000	7,253,550
*Visa Class A	167,800	10,984,188
		34,772,988
Consumer Non-Durables – 13.03%
*NIKE Class B	135,500	7,674,720
Procter & Gamble	135,000	7,493,850
*Staples	400,000	8,408,000
*Walgreen	270,000	8,383,500
		31,960,070
Consumer Services – 1.99%
Weight Watchers International	175,000	4,879,000
		4,879,000
Energy – 3.47%
EOG Resources	115,100	8,520,853
		8,520,853
Financials – 9.38%
Bank of New York Mellon	260,000	7,108,400
CME Group	26,100	7,277,463
†IntercontinentalExchange	91,700	8,625,302
		23,011,165
Health Care – 18.39%
*Allergan	214,100	11,439,363
*†Gilead Sciences	175,200	8,572,536
*†Intuitive Surgical	11,000	2,500,520
†Medco Health Solutions	180,000	9,514,800
Novo Nordisk ADR	125,600	7,333,784
UnitedHealth Group	205,500	5,766,330
		45,127,333
Technology – 33.55%
†Adobe Systems	213,200	6,911,944
†Apple	75,000	12,254,250
*†Crown Castle International	324,000	9,311,760
†Google Class A	25,000	11,076,250
†Intuit	325,000	9,652,500
QUALCOMM	279,400	12,911,075
*†Symantec	391,000	5,837,630
†Teradata	311,200	7,646,184
*†Verisign	328,800	6,720,672
		82,322,265
Total Common Stock (cost $263,776,507)		243,452,530

	Principal
	Amount
≠Discount Note – 0.94%
Federal Home Loan Bank 0.09% 8/3/09	$2,301,018	2,301,006
Total Discount Note (cost $2,301,006)		2,301,006

Total Value of Securities Before Securities Lending Collateral – 100.16%
(cost $266,077,513)		245,753,536

	Number of
	Shares
Securities Lending Collateral** – 4.37%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,329,999	5,329,999
BNY Mellon SL DBT II Liquidating Fund	5,510,742	5,405,487
†Mellon GSL Reinvestment Trust II	224,466	22
Total Short-Term Investments (cost $11,065,207)		10,735,508

Total Value of Securities – 104.53%
(cost $277,142,720)		256,489,044 ©
Obligation to Return Securities Lending Collateral** – (4.51%)		(11,065,207)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.02%)		(60,514)
Net Assets Applicable to 35,241,829 Shares Outstanding – 100.00%		$245,363,323

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
©Includes $10,838,183 of securities loaned.
*Fully or partially on loan.
**See Note 3 in “Notes.”
≠The rate shown is the effective yield at time of purchase.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled ® Trust – The Large-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$279,912,689
Aggregate unrealized appreciation	12,306,484
Aggregate unrealized depreciation	(35,730,129)
Net unrealized depreciation	$(23,423,645)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $16,131,381 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

	Level 1	Level 2	Level 3	Total
Common Stock	$243,452,530	$-	$-	$243,452,530
Short-Term	-	2,301,006	-	2,301,006
Securities Lending Collateral	5,329,999	5,405,487	22	10,735,508
Total	$248,782,529	$7,706,493	$22	$256,489,044

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$12,121
Net change in unrealized
appreciation/depreciation	(12,099)
Balance as of 7/31/09	$22

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(12,099)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of securities on loan was $10,838,183, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust—The Large-Cap Value Equity Portfolio

July 31, 2009

	Number of
	Shares	Value
Common Stock – 97.97%
Consumer Discretionary – 5.86%
Gap	16,600	$270,912
Mattel	16,900	297,102
		568,014
Consumer Staples – 18.27%
Archer-Daniels-Midland	10,200	307,224
CVS Caremark	9,600	321,408
Heinz (H.J.)	7,500	288,450
Kimberly-Clark	4,900	286,405
Kraft Foods Class A	11,500	325,910
Safeway	12,700	240,411
		1,769,808
Energy – 9.15%
Chevron	4,200	291,774
ConocoPhillips	6,600	288,486
Marathon Oil	9,500	306,375
		886,635
Financials – 9.17%
Allstate	11,000	296,010
Bank of New York Mellon	9,200	251,528
Travelers	7,900	340,253
		887,791
Health Care – 19.98%
Bristol-Myers Squibb	12,800	278,272
Cardinal Health	8,800	293,040
Johnson & Johnson	4,400	267,916
Merck	10,300	309,103
Pfizer	15,700	250,101
Quest Diagnostics	4,800	262,176
Wyeth	5,900	274,645
		1,935,253
Industrials – 5.76%
Northrop Grumman	5,900	263,022
Waste Management	10,500	295,155
		558,177
Information Technology – 13.79%
Intel	15,100	290,675
International Business Machines	3,000	353,790
Motorola	47,300	338,668
Xerox	43,100	352,989
		1,336,122
Materials – 3.35%
duPont (E.I.) deNemours	10,500	324,765
		324,765
Telecommunications – 6.71%
AT&T	11,800	309,514
Verizon Communications	10,600	339,942
		649,456
Utilities – 5.93%
Edison International	9,100	294,112
Progress Energy	7,100	280,024
		574,136
Total Common Stock (cost $10,622,606)		9,490,157
	Principal
	Amount
≠Discount Note – 1.94%
Federal Home Loan Bank 0.09% 8/3/09	$188,001	188,001
Total Discount Note (cost $188,001)		188,001

Total Value of Securities Before Securities Lending Collateral – 99.91%
(cost $10,810,607)		9,678,158

	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	426	0
Total Securities Lending Collateral (cost $426)		0

Total Value of Securities – 99.91%
(cost $10,811,033)		9,678,158
Obligation to Return Securities Lending Collateral* – (0.00%)		(426)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.09%		8,645
Net Assets Applicable to 767,024 Shares Outstanding – 100.00%		$9,686,377

†Non income producing security.
*See Note 3 in “Notes.”
≠The rate shown is the effective yield at time of purchase.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled® Trust – The Large-Cap Value Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$10,812,277
Aggregate unrealized appreciation	318,416
Aggregate unrealized depreciation	(1,452,535)
Net unrealized depreciation	$(1,134,119)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $1,656,222 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio's investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Total
Common Stock	$9,490,157	$-	$9,490,157
Short-Term	-	188,001	188,001
Total	$9,490,157	$188,001	$9,678,158

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$23
Net change in unrealized
appreciation/depreciation	(23)
Balance as of 7/31/09	$-

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(23)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2009.

4. Credit and Market Risk
The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio's Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions other than those already disclosed that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust—The Mid-Cap Growth Equity Portfolio

July 31, 2009
	Number of
	Shares	Value
Common Stock – 96.19%²
Basic Industry/Capital Goods – 9.89%
Agrium	1,200	$55,428
†First Solar	300	46,317
Flowserve	800	64,616
Joy Global	2,000	74,360
†Mettler-Toledo International	400	33,624
†Quanta Services	2,400	55,944
Roper Industries	1,500	71,730
		402,019
Business Services – 9.34%
†Corrections Corporation of America	2,700	46,602
Dun & Bradstreet	700	50,393
Expeditors International of Washington	1,200	40,716
†Fiserv	1,400	66,374
Global Payments	1,500	63,450
†Hewitt Associates Class A	1,900	56,867
†Iron Mountain	1,900	55,499
		379,901
Consumer Durables – 1.55%
†LKQ	3,500	62,790
		62,790
Consumer Non-Durables – 15.47%
†Amazon.com	900	77,184
†Chico's FAS	5,800	66,526
Church & Dwight	700	41,286
Coach	2,300	68,057
†Dollar Tree	2,500	115,300
Flowers Foods	2,900	68,527
Gap	3,000	48,960
Staples	1,900	39,938
†Urban Outfitters	4,300	103,372
		629,150
Consumer Services – 2.46%
DeVry	1,200	59,688
Host Hotels & Resorts	2,200	19,976
†Wynn Resorts	400	20,468
		100,132
Energy –7.20%
Chesapeake Energy	2,400	51,456
Core Laboratories	638	54,811
Diamond Offshore Drilling	700	62,909
†National Oilwell Varco	1,400	50,316
Noble Energy	1,200	73,344
		292,836
Financials – 4.82%
†Affiliated Managers Group	700	46,214
Aon	1,000	39,450
Federated Investors Class B	1,600	41,488
Northern Trust	500	29,905
People's United Financial	2,400	39,000
		196,057
Health Care – 17.87%
@†Abraxis BioScience	2,425	74,569
Aetna	3,500	94,395
†Biogen Idec	1,400	66,570
Cardinal Health	5,200	173,160
†Charles River Laboratories International	1,900	62,833
†Sepracor	4,800	83,280
†Stericycle	700	35,840
Stryker	3,500	136,080
		726,727

Technology – 25.59%
†Activision Blizzard	4,900	56,105
†Akamai Technologies	3,800	62,472
†American Tower Class A	1,600	54,544
ASML Holding	2,559	66,560
†Broadcom Class A	2,300	64,929
†Brocade Communications Systems	12,100	95,106
†Citrix Systems	900	32,040
†Commscope	4,000	102,399
†F5 Networks	2,200	81,664
†Lam Research	2,100	63,126
†LSI Logic	12,900	66,822
†Nuance Communications	6,200	81,840
†Polycom	2,100	49,875
†Red Hat	2,900	66,207
†Sybase	2,700	96,660
		1,040,349
Transportation – 2.00%
Hunt (J.B.) Transport Services	2,900	81,055
		81,055
Total Common Stock (cost $3,428,469)		3,911,016

	Principal
	Amount
≠Discount Note – 4.87%
Federal Home Loan Bank 0.09% 8/3/09	$198,002	198,001
Total Discount Note (cost $198,001)		198,001

Total Value of Securities Before Securities Lending Collateral – 101.06%
(cost $3,626,470)		4,109,017

	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	3,905	0
Total Securities Lending Collateral (cost $3,905)		0

Total Value of Securities – 101.06%
(cost $3,630,375)		4,109,017
Obligation to Return Securities Lending Collateral* – (0.10%)		(3,905)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.96%)		(39,109)
Net Assets Applicable to 6,131,283 Shares Outstanding – 100.00%		$4,066,003

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†None income producing security.
*See Note 3 in “Notes.”
≠The rate shown is the effective yield at time of purchase.
@Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $74,569, which represented 1.83% of the Portfolio's net assets. See Note 4 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Pooled® Trust – The Mid-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$3,676,164
Aggregate unrealized appreciation	562,823
Aggregate unrealized depreciation	(129,970)
Net unrealized appreciation	$432,853

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $175,111 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Total
Common Stock	$3,911,016	$-	$3,911,016
Short-Term	-	198,001	198,001
Total	$3,911,016	$198,001	$4,109,017

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$211
Net change in unrealized
appreciation/depreciation	(211)
Balance as of 7/31/09	$0

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(211)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2009.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 10% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware REIT Fund

July 31, 2009

	Number of
	Shares	Value
Common Stock – 95.32%
Diversified REITs – 4.89%
*Vornado Realty Trust	171,431	$8,746,410
		8,746,410
Health Care REITs – 17.34%
*HCP	251,700	6,483,792
*Health Care REIT	152,300	6,101,138
*Nationwide Health Properties	192,500	5,586,350
*Omega Healthcare Investors	192,000	3,208,320
Senior Housing Properties Trust	134,200	2,504,172
*Ventas	202,500	7,148,251
		31,032,023
Hotel REITs – 4.28%
*†Host Hotels & Resorts	604,943	5,492,882
*LaSalle Hotel Properties	146,000	2,176,860
		7,669,742
Industrial REITs – 4.31%
AMB Property	119,935	2,375,912
DCT Industrial Trust	360,500	1,643,880
EastGroup Properties	45,200	1,569,344
ProLogis	241,147	2,119,682
		7,708,818
Mall REITs – 11.99%
*Macerich	113,819	2,238,820
*Simon Property Group	331,631	18,478,479
*Taubman Centers	27,900	742,419
		21,459,718
Manufactured Housing REITs – 2.48%
*Equity Lifestyle Properties	106,400	4,433,688
		4,433,688
Multifamily REITs – 10.27%
Apartment Investment & Management Class A	68,000	637,840
*AvalonBay Communities	53,334	3,104,039
*BRE Properties	26,600	631,218
Camden Property Trust	97,400	2,874,274
*Equity Residential	248,300	5,959,200
*Essex Property Trust	23,487	1,526,890
*Mid-America Apartment Communities	46,700	1,852,589
UDR	171,760	1,794,892
		18,380,942
Office REITs – 12.25%
*BioMed Realty Trust	187,800	2,193,504
*Boston Properties	126,500	6,691,850
*Brandywine Realty Trust	228,800	1,871,584
Corporate Office Properties Trust	59,600	2,021,036
*Highwoods Properties	127,100	3,255,031
Kilroy Realty	60,000	1,416,000
*Mack-Cali Realty	109,700	3,061,727
SL Green Realty	54,853	1,414,110
		21,924,842
Office/Industrial REITs – 5.83%
*Digital Realty Trust	130,600	5,295,830
Duke Realty	266,600	2,530,034
*Liberty Property Trust	57,000	1,582,890
PS Business Parks	19,800	1,023,858
		10,432,612
Self-Storage REITs – 7.24%
*Public Storage	178,500	12,953,745
		12,953,745
Shopping Center REITs – 11.45%
Developers Diversified Realty	772	4,330
*Federal Realty Investment Trust	116,911	6,669,772
*Kimco Realty	321,600	3,164,544
*National Retail Properties	116,500	2,296,215
*Regency Centers	92,961	2,982,189
*Tanger Factory Outlet Centers	82,100	2,917,834
*Weingarten Realty Investors	159,500	2,461,085
		20,495,969
Specialty REITs – 2.99%
Entertainment Properties Trust	46,040	1,257,352

Jones Lang LaSalle	21,000	797,160
*Plum Creek Timber	74,400	2,327,232
*Rayonier	24,800	966,952
		5,348,696
Total Common Stock (cost $165,701,273)		170,587,205

	Principal
	Amount
≠Discount Note – 7.43%
Federal Home Loan Bank 0.09% 8/3/09	$13,290,103	13,290,037
Total Discount Note (cost $13,290,037)		13,290,037

Total Value of Securities Before Securities Lending Collateral – 102.75%
(cost $178,991,310)		183,877,242

	Number of
	Shares
Securities Lending Collateral** – 16.30%
Investment Companies
Mellon GSL DBT II Collateral Fund	21,187,003	21,187,003
BNY Mellon SL DBT II Liquidating Fund	8,148,998	7,993,352
†Mellon GSL Reinvestment Trust II	611,030	61
Total Securities Lending Collateral (cost $29,947,031)		29,180,416

Total Value of Securities – 119.05%
(cost $208,938,341)		213,057,658 ©
Obligation to Return Securities Lending Collateral** – (16.73%)		(29,947,031)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.32%)		(4,151,972)
Net Assets Applicable to 26,416,766 Shares Outstanding – 100.00%		$178,958,655

†Non income producing security.
*Fully or partially on loan.
**See Note 3 in “Notes.”
≠The rate shown is the effective yield at time of purchase.
©Includes $29,356,061 of securities loaned.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled Trust - Delaware REIT Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Security and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Fund held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$277,001,398
Aggregate unrealized appreciation	3,579,680
Aggregate unrealized depreciation	(67,523,420)
Net unrealized depreciation	$(63,943,740)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $9,173,866 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Fund adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund's investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$170,587,205	$-	$-	$170,587,205
Short-Term	-	13,290,037	-	13,290,037
Securities Lending Collateral	21,187,003	7,993,352	61	29,180,416
Total	$191,774,208	$21,283,389	$61	$213,057,658

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$32,996
Net change in unrealized
appreciation/depreciation	(32,935)
Balance as of 7/31/09	$61

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(32,935)

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the

BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2009, the value of the securities on loan was $29,356,061, for which the Fund received collateral, comprised of non-cash collateral valued at $174,210, and cash collateral of $29,947,031. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Fund is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a fund that invests in a broader range of industries.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Fund will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Fund (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Fund will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Fund’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Fund’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Real Estate Investment Trust Portfolio II

July 31, 2009

	Number of
	Shares	Value
Common Stock – 94.90%
Diversified REIT – 4.86%
Vornado Realty Trust	4,396	$224,284
		224,284
Health Care REITs – 17.21%
HCP	6,390	164,606
Health Care REIT	3,915	156,835
Nationwide Health Properties	4,870	141,327
Omega Healthcare Investors	4,950	82,715
Senior Housing Properties Trust	3,455	64,470
Ventas	5,205	183,737
		793,690
Hotel REITs – 4.26%
†Host Hotels & Resorts	15,605	141,693
LaSalle Hotel Properties	3,680	54,869
		196,562
Industrial REITs – 4.31%
AMB Property	3,095	61,312
DCT Industrial Trust	9,295	42,385
EastGroup Properties	1,160	40,275
ProLogis	6,220	54,674
		198,646
Mall REITs – 12.03%
Macerich	2,946	57,949
Simon Property Group	8,573	477,688
Taubman Centers	725	19,292
		554,929
Manufactured Housing REIT – 2.58%
Equity Lifestyle Properties	2,860	119,176
		119,176
Multifamily REITs – 10.01%
Apartment Investment & Management	1,785	16,743
AvalonBay Communities	1,372	79,851
BRE Properties	685	16,255
Camden Property Trust	2,465	72,742
Equity Residential	6,395	153,481
Essex Property Trust	544	35,365
Mid-America Apartment Communities	1,060	42,050
UDR	4,341	45,363
		461,850
Office REITs – 12.17%
BioMed Realty Trust	4,850	56,648
Boston Properties	3,265	172,718
Brandywine Realty Trust	5,915	48,385
Corporate Office Properties Trust	1,535	52,052
Highwoods Properties	3,175	81,312
Kilroy Realty	1,485	35,046
Mack-Cali Realty	2,820	78,706
SL Green Realty	1,415	36,479
		561,346
Office/Industrial REITs – 5.85%
Digital Realty Trust	3,360	136,248

Duke Realty	6,855	65,054
Liberty Property Trust	1,465	40,683
PS Business Parks	534	27,613
		269,598
Real Estate Operating Companies – 0.44%
Jones Lang LaSalle	540	20,498
		20,498
Self-Storage REIT – 7.17%
Public Storage	4,555	330,556
		330,556
Shopping Center REITs – 10.16%
Developers Diversified Realty	19	109
Federal Realty Investment Trust	3,068	175,030
Kimco Realty	8,160	80,294
Regency Centers	2,405	77,152
Tanger Factory Outlet Centers	2,070	73,568
Weingarten Realty Investors	4,050	62,492
		468,645
Single Family REIT – 1.31%
National Retail Properties	3,070	60,510
		60,510
Specialty REITs – 2.54%
Entertainment Properties Trust	1,165	31,816
Plum Creek Timber	1,910	59,745
Rayonier	650	25,344
		116,905
Total Common Stock (cost $4,241,926)		4,377,195
	Principal
	Amount
≠Discount Note – 7.82%
Federal Home Loan Bank 0.09% 8/3/09	$361,003	361,001
Total Discount Note (cost $361,001)		361,001

Total Value of Securities Before Securities Lending Collateral – 102.72%
(cost $4,602,927)		4,738,196
	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	6,565	1
Total Securities Lending Collateral (cost $6,565)		1

Total Value of Securities – 102.72%
(cost $4,609,492)		4,738,197
Obligation to Return Securities Lending Collateral* – (0.14%)		(6,565)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.58%)		(119,129)
Net Assets Applicable to 1,227,675 Shares Outstanding – 100.00%		$4,612,503

*See Note 3 in “Notes.”
†Non income producing security.
≠The rate shown is the effective yield at time of purchase.

REIT – Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The Real Estate Investment Trust Portfolio II (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or new events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$6,448,695
Aggregate unrealized appreciation	89,934
Aggregate unrealized depreciation	(1,800,432)
Net unrealized depreciation	$(1,710,498)

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $1,240,692 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$4,377,195	$-	$-	$4,377,195
Short-Term	-	361,001	-	361,001
Securities Lending Collateral	-	-	1	1
Total	$4,377,195	$361,001	$1	$4,738,197

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$355
Net transfers in and/or out of Level 3	-
Net change in unrealized
appreciation/depreciation	(354)
Balance as of 7/31/09	$1

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(354)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2009.

4. Credit and Market Risk
The Portfolio concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Portfolio holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Portfolio is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Select 20 Portfolio

July 31, 2009

	Number of
	Shares	Value
Common Stock – 93.66%²
Basic Industry/Capital Goods – 3.74%
Syngenta ADR	8,000	$367,360
		367,360
Business Services – 8.45%
Expeditors International of Washington	10,450	354,569
MasterCard Class A	2,450	475,373
		829,942
Consumer Services – 10.31%
Heartland Payment Systems	54,700	583,102
Weight Watchers International	15,400	429,352
		1,012,454
Energy – 4.42%
Core Laboratories	5,050	433,846
		433,846
Financials – 13.27%
Bank of New York Mellon	15,800	431,972
†IntercontinentalExchange	4,450	418,567
optionsXpress Holdings	25,000	451,750
		1,302,289
Health Care – 19.16%
Allergan	11,350	606,430
†Gilead Sciences	9,600	469,728
†Medco Health Solutions	8,000	422,880
UnitedHealth Group	13,600	381,616
		1,880,654
Technology – 34.31%
†Apple	4,050	661,730
†Crown Castle International	15,800	454,092
†Google Class A	1,010	447,481
†j2 Global Communications	20,500	491,795
QUALCOMM	10,500	485,205
Tandberg	23,500	498,183
†VeriSign	16,100	329,084
		3,367,570
Total Common Stock (cost $8,847,721)		9,194,115

	Principal
	Amount
≠Discount Note – 6.58%
Federal Home Loan Bank 0.09% 8/3/09	$646,002	646,002
Total Discount Note (cost $646,002)		646,002

Total Value of Securities Before Securities Lending Collateral – 100.24%
(cost $9,493,723)		9,840,117

	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	17,004	2
Total Securities Lending Collateral (cost $17,004)		2

Total Value of Securities – 100.24%
(cost $9,510,727)		9,840,119
Obligation to Return Securities Lending Collateral* – (0.17%)		(17,004)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.07%)		(7,019)
Net Assets Applicable to 2,048,675 Shares Outstanding – 100.00%		$9,816,096

≠The rate shown is the effective yield at the time of purchase.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*See Note 3 in “Notes.”

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust -The Select 20 Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or new events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$9,662,107
Aggregate unrealized appreciation	701,972
Aggregate unrealized depreciation	(523,960)
Net unrealized appreciation	$178,012

For federal income tax purposes, at October 31, 2008, capital loss carryforwards of $4,791,884 may be carried forward and applied against future capital gains. Such loss carryforwards expire as follows: $2,003,306 expires in 2009, $2,008,163 expires in 2010, $596,717 expires in 2011, $76,954 expires in 2014 and $106,744 expires in 2016.

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1–inputs are quoted prices in active markets
Level 2–inputs are observable, directly or indirectly
Level 3–inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio’s investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$9,194,115	$-	$-	$9,194,115
Short-Term	-	646,002	-	646,002
Securities Lending Collateral	-	-	2	2
Total	$9,194,115	$646,002	$2	$9,840,119

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$918
Net change in unrealized
appreciation/depreciation	(916)
Net transfers in and/or out of Level 3	-
Balance as of 7/31/09	$2

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(916)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three-tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2009.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Portfolio’s Liquidity Procedures.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Portfolio. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no material events or transactions that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Schedule of Investments (Unaudited)

Delaware Pooled® Trust – The Small-Cap Growth Equity Portfolio

July 31, 2009

	Number of
	Shares	Value
Common Stock – 101.21%²
Basic Industry/Capital Goods – 8.93%
Bucyrus International Class A	256	$7,547
Dynamic Materials	300	4,911
†Itron	100	5,217
†Mettler-Toledo International	50	4,203
†Middleby	200	9,780
†SunPower Class A	100	3,220
†Tetra Tech	200	6,024
Titan International	600	4,464
		45,366
Business Services – 7.38%
†Clean Harbors	100	5,217
†Emergency Medical Services Class A	200	7,828
†FTI Consulting	100	5,443
†Geo Group	400	7,192
†Net 1 UEPS Technologies	300	5,058
†Solera Holdings	250	6,733
		37,471
Consumer Durables – 2.13%
†LKQ	400	7,176
†WMS Industries	100	3,616
		10,792
Consumer Non-Durables – 8.37%
†Aeropostale	200	7,280
†FGX International Holdings	200	2,642
†Fuqi International	100	2,421
†lululemon Athletica	400	7,088
Penske Auto Group	200	4,136
†Titan Machinery	500	6,215
†Tractor Supply	100	4,797
†Ulta Salon Cosmetics & Fragrance	700	7,931
		42,510
Consumer Services – 5.67%
†BJ's Restaurants	400	6,432
†@Cardtronics	1,300	5,473
†First Cash Financial Services	300	5,640
†RHI Entertainment	500	1,365
Royal Caribbean Cruises	100	1,452
†Texas Roadhouse Class A	300	3,339
†Wynn Resorts	100	5,117
		28,818
Energy – 4.60%
Carbo Ceramics	200	8,338
Core Laboratories	100	8,591
†Goodrich Petroleum	250	6,413
		23,342
Financials – 4.15%
Duff & Phelps Class A	150	2,720
Hanover Insurance Group	150	5,897
Lazard Class A	200	7,397
†ProAssurance	100	5,078
		21,092
Health Care – 23.66%
†@Abraxis BioScience	247	7,595
†BioMarin Pharmaceutical	100	1,641
†CardioNet	1,000	7,100
†Celera	900	5,400
†Charles River Laboratories International	400	13,228
†Cypress Bioscience	300	2,652
Healthcare Services Group	384	7,169
†Medarex	1,300	20,631
†ONYX Pharmaceuticals	100	3,592
†Orexigen Therapeutics	200	1,636
PDL BioPharma	600	4,938
Perrigo	400	10,856

†Regeneron Pharmaceuticals	300	6,432
†Sepracor	900	15,615
†Syneron Medical	400	3,296
†Wright Medical Group	600	8,352
		120,133
Technology – 31.83%
Applied Signal Technology	200	5,000
†ArcSight	300	5,691
†Arris Group	400	4,872
†BigBand Networks	1,300	7,137
†Brocade Communications Systems	1,600	12,576
†Cogent	500	5,700
†Commscope	550	14,079
†F5 Networks	300	11,136
Henry (Jack) & Associates	300	6,441
Intersil Class A	400	5,748
†Lam Research	200	6,012
†Microsemi	400	5,460
†Nuance Communications	800	10,560
†Perot Systems Class A	300	4,794
†Polycom	300	7,125
†Rosetta Stone	200	6,138
†Sybase	300	10,740
†Teradyne	800	6,304
†TriQuint Semiconductor	1,500	10,770
†Varian Semiconductor Equipment	200	6,408
†Veeco Instruments	300	5,652
†Volterra Semiconductor	200	3,318
		161,661
Transportation – 4.49%
Genco Shipping & Trading	150	3,587
†Genesee & Wyoming Class A	100	2,729
Hunt (J.B.) Transport Services	300	8,385
Knight Transportation	300	5,442
†Marten Transport	150	2,646
		22,789
Total Common Stock (cost $398,813)		513,974

	Principal
	Amount
≠Discount Note – 2.95%
Federal Home Loan Bank 0.09% 8/3/09	$15,000	15,000
Total Discount Note (cost $15,000)		15,000

Total Value of Securities Before Securities Lending Collateral – 104.16%
(cost $413,813)		528,974

	Number of
	Shares
Securities Lending Collateral* – 0.00%
Investment Company
†Mellon GSL Reinvestment Trust II	6,426	1
Total Securities Lending Collateral (cost $6,426)		1

Total Value of Securities – 104.16%
(cost $420,239)		528,975
Obligation to Return Securities Lending Collateral* – (1.26%)		(6,426)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.90%)		(14,711)
Net Assets Applicable to 162,468 Shares Outstanding – 100.00%		$507,838

≠The rate shown is the effective yield at time of purchase.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
*See Note 3 in “Notes.”
@Illiquid security. At July 31, 2009, the aggregate amount of illiquid securities was $13,068, which represented 2.57% of the Portfolio's net assets. See Note 4 in "Notes."

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Pooled® Trust – The Small-Cap Growth Equity Portfolio (Portfolio).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Portfolio’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolio may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Portfolio values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Portfolio may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax benefit or expense in the current period.

Repurchase Agreements – The Portfolio may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At July 31, 2009, the Portfolio held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Portfolio are charged directly to the Portfolio. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Portfolio declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Portfolio were as follows:

Cost of investments	$451,724
Aggregate unrealized appreciation	111,443
Aggregate unrealized depreciation	(34,192)
Net unrealized appreciation	$77,251

Effective November 1, 2008, the Portfolio adopted Financial Accounting Standard No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Portfolio’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets
Level 2 - inputs are observable, directly or indirectly
Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Portfolio's investments by the FAS 157 fair value hierarchy levels as of July 31, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock	$513,974	$-	$-	$513,974
Short-Term	-	15,000	-	15,000
Securities Lending Collateral	-	-	1	1
Total	$513,974	$15,000	$1	$528,975

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Lending
Collateral
Balance as of 10/31/08	$347
Net change in unrealized
appreciation/depreciation	(346)
Balance as of 7/31/09	$1

Net change in unrealized
appreciation/depreciation from
investments still held as of 7/31/09	$(346)

3. Securities Lending
The Portfolio, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may invest in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. At July 31, 2009, the Collective Trust held only cash and assets with a maturity of one business day or less (Cash/Overnight Assets). The Portfolio may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Portfolio may not receive an amount from the Collective Trust that is equal in amount to the collateral the Portfolio would be required to return to the borrower of the securities and the Portfolio would be required to make up for this shortfall. Effective April 20, 2009, BNY Mellon transferred the assets of the Collective Trust other than the Cash/Overnight Assets to the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), effectively bifurcating the collateral investment pool. The Portfolio’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Portfolio can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio, or at the discretion of the lending agent, replace the loaned securities. The Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Portfolio, the security lending agent and the borrower. The Portfolio records security lending income net of allocations to the security lending agent and the borrower. The Portfolio had no securities out on loan as of July 31, 2009.

4. Credit and Market Risk
The Portfolio invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Portfolio's Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolio's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolio’s 15% limit on investments in illiquid securities. As of July 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

5. Subsequent Events
On August 18, 2009, Lincoln National Corporation and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC, Delaware Distributors, L.P. (DDLP), and Delaware Service Company (DSC), will be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). Upon completion of the Transaction, DMC, DDLP and DSC will be wholly-owned subsidiaries of Macquarie.

The Transaction will result in a change of control of DMC which, in turn, will cause the termination of the investment advisory agreement between DMC and the Fund. As a result, a Special Meeting of Shareholders (Meeting) of the Portfolio will be scheduled for the purpose of asking shareholders to approve a new investment advisory agreement between DMC and the Portfolio (New Agreement). If approved by shareholders, the New Agreement will take effect upon the closing of the Transaction, which is currently anticipated to occur in the fourth quarter of 2009. Shareholders of the Portfolio will receive proxy materials including more detailed information about the Meeting, the Transaction and the proposed New Agreement.

Effective July 31, 2009, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 165, Subsequent Events (FAS 165). In accordance with FAS 165, management has evaluated whether any events or transactions occurred subsequent to July 31, 2009 through September 25, 2009, the date of issuance of the Portfolio’s schedule of portfolio holdings, and determined that there were no other material events or transactions that would require recognition or disclosure in the Portfolio’s schedule of portfolio holdings.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: